UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	December 31, 2023

WESTERN ASSET

CORE PLUS BOND FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 30% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Core Plus Bond Fund for the twelve-month reporting period ended December 31, 2023. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

January 31, 2024

II	Western Asset Core Plus Bond Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified below. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets, including the amount of borrowing for investment purposes, if any, in debt and fixed income securities. Although the Fund may invest in securities of any maturity, the Fund will normally maintain a dollar-weighted average effective duration within 30% of the average duration of the domestic bond market as a whole as estimated by Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser.

The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities. Up to 20% of the Fund’s net assets may be invested in debt securities that are not rated in the Baa or BBB categories or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or, if unrated, securities that we determined to be of comparable quality at the time of purchase. These securities are known as “high yield securities” or “junk bonds.” The Fund may invest up to 25% of its total assets in the securities of non-U.S. issuers. The Fund may invest a substantial portion of its assets in mortgage-backed and asset-backed securities.

The Fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps, foreign currency futures and forwards. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps and options on futures) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

At Western Asset, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The U.S. fixed income market experienced periods of elevated volatility, but ultimately generated solid results in 2023. The market moved higher over the first quarter of the reporting period amid shifting expectations for Federal Reserve Board (the “Fed”) rate hikes. Turmoil in the regional banking industry also triggered a flight to quality assets. Those market gains were then erased during the second and third quarters of 2023, as persistent inflation led to expectations of a “higher for longer” interest rate environment. The market ended the year on a positive note, as the Fed indicated it would likely pivot from raising

Western Asset Core Plus Bond Fund 2023 Annual Report	1

Fund overview (cont’d)

rates to cutting rates in 2024. Moderating inflation and hopes that the central bank could orchestrate a “soft landing” for the economy also supported the market.

Short-term U.S. Treasury yields declined as inflation fell and the Fed ndicated the likely end of its rate hike cycle. The yield for the two-year Treasury note began the reporting period at 4.41% and ended the period at 4.23%. The low of 3.75% was on May 4, 2023, and the peak of 5.19% occurred on October 17 and 18, 2023. The yield for the ten-year Treasury note began and ended the reporting period at 3.88%. The low of 3.30% was on April 5 and 6, 2023, and the peak of 4.98% occurred on October 19, 2023.

All told, the Bloomberg U.S. Aggregate Indexi returned 5.53% for the twelve months ended December 31, 2023. For comparison purposes, riskier fixed income securities, including high yield bonds and emerging market debt, produced stronger results. Over the fiscal year, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Indexii and the JPMorgan Emerging Markets Bond Index Globaliii returned 13.44% and 10.45%, respectively.

Q. How did we respond to these changing market conditions?

A. A number of adjustments were made to the Fund during the reporting period. We tactically managed the Fund’s duration as yields fluctuated, trimming exposure at the long-end and adding to short and intermediate parts of the curve; the net result was a trim to the Fund’s overall long position relative to the Bloomberg U.S. Aggregate Index. In terms of sector exposures, we added to the Fund’s exposure to agency mortgage-backed securities (“MBS”) for most of the year as spreads widened and then reduced some of the overweight in the fourth quarter of 2023 as spreads tightened. We also added to structured product exposures, mainly in agency commercial mortgage-backed security. In terms of reductions, we pared the Fund’s overweights to investment-grade and high yield credit over the course of the year as corporate credit spreads tightened. We also trimmed overweights to emerging markets as U.S. dollar-denominated emerging market bond spreads tightened.

During the reporting period, the Fund used interest rate futures, options, swaps and swaptions to manage its duration and yield curve exposure. These derivatives, in aggregate, detracted from results. Credit default swaps on both investment-grade and high-yield issuers and indices, which were used to manage the Fund’s credit exposures, contributed to results. Finally, the Fund’s use of currency forwards, options and futures on currencies, to take outright currency positions as well as to hedge non-U.S. dollar currency exposure, detracted from performance.

Performance review

For the twelve months ended December 31, 2023, Class I shares of Western Asset Core Plus Bond Fund returned 6.78%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Aggregate Index, returned 5.53% for the same period.

2	Western Asset Core Plus Bond Fund 2023 Annual Report

Performance Snapshot as of December 31, 2023 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Core Plus Bond Fund:
Class A	3.44%	6.39%
Class C	3.09%	5.67%
Class C1	3.21%	5.88%
Class FI	3.45%	6.50%
Class R	3.29%	6.08%
Class I	3.63%	6.78%
Class IS	3.65%	6.93%
Bloomberg U.S. Aggregate Index	3.37%	5.53%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended December 31, 2023 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 4.38%, 3.93%, 4.27%, 4.70%, 4.29%, 4.92% and 4.96%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 4.89%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.85%, 1.51%, 1.34%, 0.82%, 1.13%, 0.53% and 0.42%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.51% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.45% for Class IS shares. In addition, the ratio of

Western Asset Core Plus Bond Fund 2023 Annual Report	3

Fund overview (cont’d)

total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributor to performance was the Fund’s emerging markets exposure, as positions across emerging market currencies, local rates and U.S. dollar-denominated emerging market bonds were additive to returns.

An overweight to corporate credit, both investment-grade and high-yield, was the second largest contributor as corporate bond spreads tightened. Additionally, an overweight to structured products was beneficial, mainly due to non-agency MBS and asset-backed security exposures, as their spreads generally tightened. Finally, an overweight to agency MBS contributed to returns as spreads tightened.

Q. What were the leading detractors from performance?

A. The most significant detractor from performance was the Fund’s interest rate positioning, as yields were mixed and different parts of the curve ended slightly lower to moderately higher, with the long end of the curve underperforming. Elsewhere, developed non-U.S. exposures detracted from returns, mainly due to developed market currency exposures as the U.S. dollar generally strengthened against certain currencies, though developed market rates positions contributed to performance.

Thank you for your investment in the Western Asset Core Plus Bond Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

January 16, 2024

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. The Fund may invest in high yield bonds (commonly known as “junk bonds”), which are rated below investment grade and carry more risk than higher- rated securities. Investments in asset-backed

4	Western Asset Core Plus Bond Fund 2023 Annual Report

and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Portfolio holdings and breakdowns are as of December 31, 2023 and are subject to change and may not be representative of the portfolio managers’ current or future investments. Please refer to pages 11 through 109 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2023 were: corporate bonds & notes (36.0%), mortgage-backed securities (30.1%), collateralized mortgage obligations (12.7%), sovereign bonds (6.9%) and U.S. government & agency obligations (4.8%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

i

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

The Bloomberg U.S. Corporate High Yield—2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

iii

The JPMorgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

Western Asset Core Plus Bond Fund 2023 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of December 31, 2023 and December 31, 2022 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

6	Western Asset Core Plus Bond Fund 2023 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2023 and held for the six months ended December 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]

	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.44%	$1,000.00	$1,034.40	0.82%	$4.20	Class A	5.00%	$1,000.00	$1,021.07	0.82%	$4.18
Class C	3.09	1,000.00	1,030.90	1.48	7.58	Class C	5.00	1,000.00	1,017.74	1.48	7.53
Class C1	3.21	1,000.00	1,032.10	1.25	6.40	Class C1	5.00	1,000.00	1,018.90	1.25	6.36
Class FI	3.45	1,000.00	1,034.50	0.75	3.85	Class FI	5.00	1,000.00	1,021.42	0.75	3.82
Class R	3.29	1,000.00	1,032.90	1.10	5.64	Class R	5.00	1,000.00	1,019.66	1.10	5.60
Class I	3.63	1,000.00	1,036.30	0.45	2.31	Class I	5.00	1,000.00	1,022.94	0.45	2.29
Class IS	3.65	1,000.00	1,036.50	0.42	2.16	Class IS	5.00	1,000.00	1,023.09	0.42	2.14

Western Asset Core Plus Bond Fund 2023 Annual Report	7

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended December 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

8	Western Asset Core Plus Bond Fund 2023 Annual Report

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Twelve Months Ended 12/31/23	6.39%	5.67%	5.88%	6.50%	6.08%	6.78%	6.93%
Five Years Ended 12/31/23	0.51	-0.18	0.13	0.51	0.21	0.88	0.93
Ten Years Ended 12/31/23	1.94	1.23	1.56	1.95	1.63	2.33	2.36

With sales charges[2]	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Twelve Months Ended 12/31/23	2.45%	4.67%	4.88%	6.50%	6.08%	6.78%	6.93%
Five Years Ended 12/31/23	-0.36	-0.18	0.13	0.51	0.21	0.88	0.93
Ten Years Ended 12/31/23	1.50	1.23	1.56	1.95	1.63	2.33	2.36

Cumulative total returns
Without sales charges[1]
Class A (12/31/13 through 12/31/23)	21.20%
Class C (12/31/13 through 12/31/23)	13.05
Class C1 (12/31/13 through 12/31/23)	16.77
Class FI (12/31/13 through 12/31/23)	21.34
Class R (12/31/13 through 12/31/23)	17.59
Class I (12/31/13 through 12/31/23)	25.85
Class IS (12/31/13 through 12/31/23)	26.26

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25% on purchases made prior to August 15, 2022. Purchases made on or after August 15, 2022 incur a maximum initial sales charge of 3.75%. Class C shares and Class C1 shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

Western Asset Core Plus Bond Fund 2023 Annual Report	9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $1,000,000 invested in

Class I Shares of Western Asset Core Plus Bond Fund vs. Bloomberg U.S. Aggregate Index† — December 2013 - December 2023

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $1,000,000 invested in Class I shares of Western Asset Core Plus Bond Fund on December 31, 2013, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2023. The hypothetical illustration also assumes a $1,000,000 investment in the Bloomberg U.S. Aggregate Index. The Bloomberg U.S. Aggregate Index (the “Index”) is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index is unmanaged and not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than Class I shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

10	Western Asset Core Plus Bond Fund 2023 Annual Report

Schedule of investments

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 36.0%
Communication Services — 3.8%
Diversified Telecommunication Services — 0.9%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,570,000	$4,061,557	(a)
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	1,220,499
AT&T Inc., Senior Notes	2.300%	6/1/27	20,490,000	19,027,245
AT&T Inc., Senior Notes	2.250%	2/1/32	19,180,000	15,868,806
AT&T Inc., Senior Notes	2.550%	12/1/33	5,860,000	4,779,097
AT&T Inc., Senior Notes	5.350%	9/1/40	4,390,000	4,339,074
AT&T Inc., Senior Notes	5.550%	8/15/41	5,040,000	5,111,074
AT&T Inc., Senior Notes	4.350%	6/15/45	6,469,000	5,592,605
AT&T Inc., Senior Notes	3.500%	9/15/53	9,060,000	6,582,366
AT&T Inc., Senior Notes	3.550%	9/15/55	10,390,000	7,477,315
AT&T Inc., Senior Notes	3.800%	12/1/57	1,520,000	1,131,188
AT&T Inc., Senior Notes	3.650%	9/15/59	600,000	430,540
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	5,717,975
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	6,520,000	5,757,468
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	5,672,836
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	6,000,000	5,430,228
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	22,387,000	22,160,225
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	4,753,964
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	9,609,819
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	16,113,000	13,897,879
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	50,000	41,604
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	13,645,000	13,320,488
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,118,119
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	11,467,886

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	11

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	14,320,000	$10,328,324
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	4,410,000	3,512,978
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	2,030,000	1,701,211
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,518,732
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	17,070,000	14,196,403
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	5,610,000	4,326,693
Total Diversified Telecommunication Services				211,154,198
Entertainment — 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	294,196
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	6,158,725
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	11,760,000	11,768,677
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	6,040,000	5,789,583
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	9,150,000	8,686,016
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	11,160,000	10,217,227
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	3,380,000	2,981,431
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	280,000	240,505
Total Entertainment				46,136,360
Media — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	9,610,000	8,411,202	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	11,470,000	10,129,157	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	27,063,000	23,214,357
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	5,090,000	4,313,458	(a)

See Notes to Financial Statements.

12	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	22,007,000	$21,810,277
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	23,199,000	22,302,516
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	19,664,650
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	5,450,000	4,600,762
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	14,030,000	12,960,783
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	9,215,000	8,321,682
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	20,000	13,930
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	6,511,153
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,790,000	1,523,900
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	10,450,000	9,288,068

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	13

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	15,750,000	$12,811,910
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	4,683,144
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	2,608,598
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	7,990,000	6,677,290
Comcast Corp., Senior Notes	4.150%	10/15/28	24,460,000	24,140,512
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	7,453,551
Comcast Corp., Senior Notes	4.250%	10/15/30	20,418,000	20,133,315
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,662,757
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	233,384
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	64,396
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	513,592
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	7,437,073
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,280,644
Comcast Corp., Senior Notes	3.750%	4/1/40	7,620,000	6,558,880
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,202,221
Comcast Corp., Senior Notes	4.000%	8/15/47	2,990,000	2,525,289
Comcast Corp., Senior Notes	3.969%	11/1/47	10,306,000	8,663,052
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	1,874,613
Comcast Corp., Senior Notes	3.999%	11/1/49	11,776,000	9,845,326
Comcast Corp., Senior Notes	3.450%	2/1/50	4,417,000	3,392,971
Comcast Corp., Senior Notes	2.800%	1/15/51	9,010,000	6,010,184
Comcast Corp., Senior Notes	2.887%	11/1/51	7,170,000	4,854,473
Comcast Corp., Senior Notes	2.937%	11/1/56	4,834,000	3,182,260
Comcast Corp., Senior Notes	4.950%	10/15/58	2,370,000	2,324,759
DISH DBS Corp., Senior Notes	5.875%	11/15/24	11,864,000	11,134,929
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,360,000	3,738,814
DISH DBS Corp., Senior Notes	5.125%	6/1/29	12,390,000	6,398,506

See Notes to Financial Statements.

14	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	$5,435,096	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	895,412	(a)
Fox Corp., Senior Notes	6.500%	10/13/33	5,520,000	5,978,570
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	13,052,572
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,387,851
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	4,570,000	4,508,384
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	9,215,190
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	3,272,160
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	7,657,538
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	10,960,000	10,602,343	(a)
Total Media				377,477,454
Wireless Telecommunication Services — 1.0%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	9,173,000	8,111,439	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	5,960,000	4,541,043	(a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	6,420,000	4,690,955	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	43,058,000	32,607,854	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	635,000	688,477
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	14,390,000	17,777,953
Sprint LLC, Senior Notes	7.625%	2/15/25	5,365,000	5,462,192
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	528,125	523,820	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	18,110,000	17,737,850
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,600,000	3,413,738
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	2,920,000	2,833,066
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	16,630,000	14,988,434
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	9,713,000	9,035,404
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	44,685,000	42,386,484
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	9,660,000	8,324,916
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	8,370,000	7,383,950
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	27,920,000	25,557,262

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	15

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	4,880,000	$4,406,923
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,140,000	1,019,024	(a)
Total Wireless Telecommunication Services				211,490,784
Total Communication Services				846,258,796
Consumer Discretionary — 3.0%
Automobiles — 1.2%
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	7,310,000	8,363,326
Ford Motor Co., Senior Notes	3.250%	2/12/32	20,250,000	16,850,461
Ford Motor Co., Senior Notes	6.100%	8/19/32	12,800,000	12,909,171
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	2,248,513
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,171,586
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	3,120,000	3,082,136
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	3,944,418
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	28,210,000	27,542,952
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	8,460,000	8,016,307
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	550,000	513,853
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	5,730,000	6,046,486
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	13,780,000	12,383,057
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	825,000	723,199
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	8,435,000	8,210,202
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	6,900,000	7,418,178
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	26,085,000	23,425,120
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	17,640,000	15,220,822
General Motors Co., Senior Notes	6.125%	10/1/25	10,170,000	10,309,662
General Motors Co., Senior Notes	5.600%	10/15/32	5,140,000	5,257,893
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,253,822

See Notes to Financial Statements.

16	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	$1,943,682
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	3,718,796
General Motors Co., Senior Notes	5.950%	4/1/49	5,450,000	5,343,741
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,294,768
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	40,950,000	39,443,328	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	35,280,000	33,777,249	(a)
Total Automobiles				261,412,728
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	3.600%	4/13/32	5,240,000	4,993,822
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	6,316,754
Amazon.com Inc., Senior Notes	2.500%	6/3/50	15,110,000	10,066,173
Amazon.com Inc., Senior Notes	3.100%	5/12/51	6,360,000	4,733,612
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	2,983,640
Prosus NV, Senior Notes	3.061%	7/13/31	60,570,000	48,964,744	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	24,470,000	16,079,313	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	3,740,000	2,352,448	(a)
Total Broadline Retail				96,490,506
Diversified Consumer Services — 0.0%††
Service Corp. International, Senior Notes	7.500%	4/1/27	2,167,000	2,266,985
Hotels, Restaurants & Leisure — 1.1%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	319,077
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	1,984,907
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	61,810,000	60,648,720
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,000,000	953,862
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,680,000	12,350,263
McDonald’s Corp., Senior Notes	3.500%	7/1/27	8,380,000	8,144,381
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	8,826,141
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	1,292,037
McDonald’s Corp., Senior Notes	4.200%	4/1/50	16,630,000	14,729,255
Sands China Ltd., Senior Notes	5.375%	8/8/25	51,746,000	51,062,891
Sands China Ltd., Senior Notes	4.300%	1/8/26	7,500,000	7,206,962
Sands China Ltd., Senior Notes	2.550%	3/8/27	18,910,000	17,204,091
Sands China Ltd., Senior Notes	5.650%	8/8/28	10,270,000	10,190,649

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	17

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Sands China Ltd., Senior Notes	3.100%	3/8/29	14,360,000	$12,532,562
Sands China Ltd., Senior Notes	3.500%	8/8/31	6,360,000	5,335,109
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	8,841,647	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	10,691,000	10,443,816	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	15,970,000	14,805,380	(a)
Total Hotels, Restaurants & Leisure				246,871,750
Household Durables — 0.0%††
Lennar Corp., Senior Notes	4.500%	4/30/24	4,650,000	4,626,623
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,342,485
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	20,078
Lennar Corp., Senior Notes	4.750%	11/29/27	6,200,000	6,192,621
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	540,000	503,159
Total Household Durables				12,684,966
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	1,567,713
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	8,507,784
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	8,729,971
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	1,495,354
Home Depot Inc., Senior Notes	3.350%	4/15/50	23,325,000	18,148,210
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	5,910,205
Total Specialty Retail				44,359,237
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	4,643,033	(a)
NIKE Inc., Senior Notes	3.250%	3/27/40	6,300,000	5,295,590
NIKE Inc., Senior Notes	3.375%	3/27/50	6,020,000	4,922,987
Total Textiles, Apparel & Luxury Goods				14,861,610
Total Consumer Discretionary				678,947,782
Consumer Staples — 1.5%
Beverages — 0.5%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	9,538,000	9,367,307
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	21,602,011
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	5,410,000	5,349,197

See Notes to Financial Statements.

18	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	16,360,000	$16,630,379
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	5,700,000	5,424,434
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	16,440,372
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,670,000	6,101,338
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	2,308,172
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	7,860,000	7,803,263
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,970,000	10,882,783
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	3,109,739
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	3,390,000	2,893,647
Total Beverages				107,912,642
Food Products — 0.2%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	3,350,000	3,283,724
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	410,000	462,036
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,661,000	1,671,542
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,150,000	1,327,453
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	290,000	343,984	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	290,000	269,936
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	4,160,000	4,012,520
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	8,760,000	8,579,697
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	5,420,000	4,736,090
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	1,850,000	1,755,380
Mars Inc., Senior Notes	3.200%	4/1/30	2,380,000	2,199,147	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	6,740,000	4,839,328	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	22,350,000	21,323,952
Total Food Products				54,804,789
Personal Care Products — 0.2%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	12,990,000	12,505,484
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	9,790,000	9,265,540

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	19

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Personal Care Products — continued
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	13,520,000	$12,478,733
Kenvue Inc., Senior Notes	4.900%	3/22/33	16,087,000	16,589,274
Total Personal Care Products				50,839,031
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	3,639,338
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	972,782
Altria Group Inc., Senior Notes	2.450%	2/4/32	16,140,000	13,172,151
Altria Group Inc., Senior Notes	6.875%	11/1/33	22,220,000	24,485,132
Altria Group Inc., Senior Notes	5.800%	2/14/39	13,440,000	13,713,844
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,130,000	4,603,243
Altria Group Inc., Senior Notes	5.950%	2/14/49	12,720,000	12,985,403
Altria Group Inc., Senior Notes	3.700%	2/4/51	7,880,000	5,555,211
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,842,000	1,956,190
BAT Capital Corp., Senior Notes	3.557%	8/15/27	406,000	387,728
BAT Capital Corp., Senior Notes	4.540%	8/15/47	30,005,000	23,086,979
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	7,768,387
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	2,768,986
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	7,108,171
Total Tobacco				122,203,545
Total Consumer Staples				335,760,007
Energy — 6.4%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	5,015,783
Halliburton Co., Senior Notes	5.000%	11/15/45	1,640,000	1,594,643
Total Energy Equipment & Services				6,610,426
Oil, Gas & Consumable Fuels — 6.4%
Apache Corp., Senior Notes	7.750%	12/15/29	5,170,000	5,591,743
Apache Corp., Senior Notes	4.250%	1/15/30	10,000	9,355
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	991,192
Apache Corp., Senior Notes	5.100%	9/1/40	10,079,000	8,651,562
Apache Corp., Senior Notes	5.250%	2/1/42	1,646,000	1,380,023
Apache Corp., Senior Notes	4.750%	4/15/43	10,830,000	8,540,124
Apache Corp., Senior Notes	4.250%	1/15/44	14,888,000	10,723,975
Apache Corp., Senior Notes	5.350%	7/1/49	12,190,000	10,154,414

See Notes to Financial Statements.

20	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	6,880,000	$6,590,545
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,236,421
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	11,220,000	7,944,017
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,860,000	1,245,606
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	1,140,000	790,560
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	7,790,000	6,840,049	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	17,811,000	15,184,568	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	8,500,000	8,303,005
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	3,721,000	3,387,850
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	19,660,000	16,775,029
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,500,000	2,502,525	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	21,405,000	22,427,459	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	5,950,000	6,561,432	(a)
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	934,045
Continental Resources Inc., Senior Notes	2.268%	11/15/26	7,190,000	6,618,531	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	18,789,000	18,206,982
Continental Resources Inc., Senior Notes	5.750%	1/15/31	11,559,000	11,514,571	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	9,511,000	7,703,416
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	29,539,000	28,594,525
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	24,949,000	24,227,486
Devon Energy Corp., Senior Notes	5.850%	12/15/25	7,036,000	7,117,160
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,248,000	1,255,593
Devon Energy Corp., Senior Notes	5.875%	6/15/28	1,124,000	1,136,151
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,595,000	1,532,646

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	21

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	$9,606,464
Devon Energy Corp., Senior Notes	4.750%	5/15/42	13,677,000	11,974,284
Devon Energy Corp., Senior Notes	5.000%	6/15/45	35,950,000	31,811,330
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	13,109,000	12,183,292
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	11,042,000	9,153,269
Ecopetrol SA, Senior Notes	4.625%	11/2/31	14,040,000	11,925,593
Ecopetrol SA, Senior Notes	5.875%	5/28/45	39,340,000	31,118,526
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	9.669%	1/16/24	3,394,000	3,263,550	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	7,475,000	7,122,030	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	14,868,000	14,237,488	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	21,862,000	20,200,019	(b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	11,430,000	11,083,554
Energy Transfer LP, Senior Notes	4.950%	6/15/28	4,888,000	4,873,760
Energy Transfer LP, Senior Notes	5.250%	4/15/29	4,100,000	4,133,919
Energy Transfer LP, Senior Notes	3.750%	5/15/30	13,720,000	12,747,169
Energy Transfer LP, Senior Notes	6.500%	2/1/42	3,300,000	3,491,345
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,000,000	2,012,362
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,078,990
Energy Transfer LP, Senior Notes	5.350%	5/15/45	2,000,000	1,861,832
Energy Transfer LP, Senior Notes	5.300%	4/15/47	10,000,000	9,190,880
Energy Transfer LP, Senior Notes	5.400%	10/1/47	16,733,000	15,627,979
Energy Transfer LP, Senior Notes	6.250%	4/15/49	16,740,000	17,349,064
Energy Transfer LP, Senior Notes	5.000%	5/15/50	4,660,000	4,162,115
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	13,443,000	13,286,680
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	8,094,779

See Notes to Financial Statements.

22	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	20,527,000	$18,571,253
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	5,915,000	6,778,432
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,262,060
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	933,788
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,680,000	1,592,663
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	18,037,000	14,367,907
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	5,633,516
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	4,965,000	4,462,245	(c)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	11,939,520
EOG Resources Inc., Senior Notes	4.950%	4/15/50	19,990,000	19,663,650
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	1,280,000	1,269,070
EQT Corp., Senior Notes	6.125%	2/1/25	681,000	684,456
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	569,820	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	28,139,000	26,936,658
EQT Corp., Senior Notes	5.000%	1/15/29	10,428,000	10,340,476
EQT Corp., Senior Notes	3.625%	5/15/31	12,373,000	11,065,483	(a)
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	2,786,521
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	6,680,000	5,964,143
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	4,800,000	4,372,531
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,000,000	4,712,791
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	8,550,000	8,499,756	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	9,810,000	9,258,678	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,697,732
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,533,713
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	1,770,075

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	23

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	$1,195,957
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	637,752
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	2,787,027
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	3,750,035
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	8,080,000	7,787,177
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	4,650,000	4,158,991
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	8,770,000	8,030,923
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	9,749,593
MPLX LP, Senior Notes	4.875%	6/1/25	7,370,000	7,328,956
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	8,794,577
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	10,520,053
MPLX LP, Senior Notes	5.200%	3/1/47	5,570,000	5,179,234
MPLX LP, Senior Notes	4.700%	4/15/48	6,930,000	5,987,849
MPLX LP, Senior Notes	5.500%	2/15/49	5,766,000	5,584,790
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,441,000	1,447,938
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	11,940,000	12,033,789
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,052,304
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	18,367,026
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,900,000	6,425,314
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	53,265
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	17,260,000	18,377,240
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	14,340,000	16,098,658
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	5,457,389
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	24,561,984
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	4,895,562
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	13,052,572

See Notes to Financial Statements.

24	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	27,550,000	$29,866,542
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	9,750,000	7,949,809
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	24,115,000	17,442,379
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,750,000	16,349,755
ONEOK Inc., Senior Notes	5.550%	11/1/26	5,370,000	5,465,801
ONEOK Inc., Senior Notes	5.800%	11/1/30	8,440,000	8,779,603
ONEOK Inc., Senior Notes	6.050%	9/1/33	9,380,000	9,942,566
ONEOK Inc., Senior Notes	6.625%	9/1/53	19,930,000	22,329,583
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	1,997,608	(a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	74,330,000	73,980,225
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	19,140,000	16,153,517
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	2,388,800
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	13,920,000	9,085,503
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	4,200,000	2,753,419
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	3,620,000	3,361,888
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	15,860,000	13,482,194
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	5,099,551
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	10,420,000	8,934,943	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	29,380,000	21,590,665	(a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	5,358,832
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	6,017,482
Shell International Finance BV, Senior Notes	4.375%	5/11/45	8,770,000	8,049,584
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	7,772,849

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	25

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	3.250%	4/6/50	15,470,000	$11,635,293
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	11,019,721
Southwestern Energy Co., Senior Notes	5.375%	2/1/29	920,000	898,705
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	3,790,000	3,705,283
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	5,920,000	5,484,625
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	830,000	772,753	(a)
Targa Resources Corp., Senior Notes	4.950%	4/15/52	5,220,000	4,589,302
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,288,480
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	3,930,000	3,884,873
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,191,359
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	12,345,000	12,008,043
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,520,000	1,389,759
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	16,960,000	14,945,858	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	24,380,000	25,543,257
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	10,180,000	8,639,239	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	7,140,000	6,952,840
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,288,606

See Notes to Financial Statements.

26	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	42,385,000	$39,686,360
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,170,000	1,019,861
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	270,000	241,179
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	6,340,000	5,692,278
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	180,000	173,622
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	5,920,000	5,422,526
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	4,813,820
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	7,202,040
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,683,854
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	908,842
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	4,000,000	3,776,312
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	6,529,000	5,945,765
Total Oil, Gas & Consumable Fuels				1,420,203,278
Total Energy				1,426,813,704
Financials — 12.8%
Banks — 8.8%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	8,053,682	(a)
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	6.046%	1/16/24	7,226,000	5,860,881	(b)(c)
Banco Santander SA, Senior Notes	2.746%	5/28/25	32,300,000	31,191,946
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,800,000	1,733,699	(c)
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	229,821
Bank of America Corp., Senior Notes	3.500%	4/19/26	13,560,000	13,199,648
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	32,562,895
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	31,585,834	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	27

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	7,000,000	$5,730,078	(c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	28,780,000	23,872,539	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	24,180,000	20,851,581	(c)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	20,000,000	16,895,033	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	7,180,000	6,111,810	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	27,181,000	25,621,732	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	7,230,000	6,861,951	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	14,670,000	14,578,111	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	69,530,000	66,468,942	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	6,050,000	5,732,080	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	16,980,000	14,299,198	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	7,370,000	6,497,421	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,020,000	4,908,954	(c)

See Notes to Financial Statements.

28	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	20,870,000	$19,903,042	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	11,580,000	11,476,782
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,330,000	2,300,357
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,017,947
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	14,500,000	14,244,419
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	2,620,000	2,076,499	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	26,710,000	25,627,841
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	3,481,086	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	14,093,141
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	9,280,000	8,308,823	(c)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	6,290,000	6,180,743	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	55,020,000	53,327,618	(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	20,170,000	21,172,933	(a)(b)(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	6,754,885	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	27,650,000	26,961,988	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	15,310,000	14,622,914	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	29

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then 3 mo. Term SOFR + 1.387%)	2.871%	4/19/32	10,000,000	$8,466,242	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. Term SOFR + 2.497%)	4.705%	1/10/25	26,050,000	26,048,081	(a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	45,140,000	45,491,268	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	9,009,000	9,026,874	(a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	27,790,000	29,054,844	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	3,290,000	3,224,681	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	6,120,548	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,272,371	(a)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	18,320,000	17,954,653	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	3,700,000	3,662,196	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	2,829,113
Citigroup Inc., Senior Notes	4.650%	7/30/45	17,092,000	15,546,087
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	2,767,218
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	11,700,000	9,766,009	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	20,660,000	17,658,692	(c)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	17,358,257	(c)

See Notes to Financial Statements.

30	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	10,730,000	$10,433,758	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	46,220,000	43,742,451	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	16,030,000	14,422,978	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	7,640,000	7,256,727	(c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	16,280,000	15,682,626	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	17,881,995	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	3,760,000	3,731,575	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	7,260,000	7,111,657	(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	18,862,441
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	18,380,000	18,473,817
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,276,495
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	26,770,000	26,169,631
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,807,613
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	141,975
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	3,173,126
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	1,719,435
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	1,862,364
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	26,630,000	26,168,150
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	30,350,000	28,628,433	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	31

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	14,550,000	$13,877,743	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	10,920,000	9,809,381	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	11,153,521	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	8,590,000	7,961,100	(a)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	13,860,000	13,857,106	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,232,745	(a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	250,000	242,456	(a)(c)
Danske Bank A/S, Senior Notes (6.259% to 9/22/25 then 1 year Treasury Constant Maturity Rate + 1.180%)	6.259%	9/22/26	10,210,000	10,392,499	(a)(c)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000	13,135,089
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	810,000	803,870
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	25,080,000	23,884,920	(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	11,590,000	9,975,660	(c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	3,480,000	3,354,718	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	4,910,000	4,892,008
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	11,560,000	11,309,238

See Notes to Financial Statements.

32	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	14,280,000	$13,310,617	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	39,180,000	38,786,598	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000	10,873,468	(a)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	20,000,000	16,263,127	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000	23,762,956	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	13,760,000	11,903,617	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,480,000	8,747,545	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	9,440,000	7,989,188	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	10,000,000	7,706,308	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	10,560,000	7,595,385	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	29,830,000	28,287,048	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	15,100,000	14,683,907	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	15,000,000	14,636,852	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,160,978
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	14,053,943

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	33

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	$4,008,342
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	10,670,000	10,213,995
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	981,791	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	10,518,356
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	6,510,000	6,369,783
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	196,922
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	2,126,724	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,174,361
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	13,100,000	12,852,213	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	13,490,000	13,124,655	(c)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	10,673,757	(c)
NatWest Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	5,357,063	(c)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	2,956,583	(c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	19,230,000	19,653,556	(c)

See Notes to Financial Statements.

34	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	7,600,000	$7,650,261	(c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	14,190,000	13,458,701
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	12,660,000	11,954,612
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	229,000	184,575	(a)
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	13,377,355
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	5,050,000	4,909,386
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	12,950,000	13,184,570	(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	306,000	314,986	(a)(c)
US Bancorp, Senior Notes	1.450%	5/12/25	23,580,000	22,463,416
US Bancorp, Senior Notes (2.215%to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	1,950,000	1,792,896	(c)
US Bancorp, Senior Notes (5.775%to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	12,280,000	12,624,598	(c)
US Bancorp, Senior Notes (5.836%to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	5,610,000	5,789,340	(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	860,000	858,876
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	28,029,594
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	20,920,000	20,349,746
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	19,740,000	18,928,863	(c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	25,374,053	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	5,770,000	5,133,345	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	8,490,000	7,418,163	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	35

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	23,440,000	$22,342,877	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	15,920,000	15,392,643	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	109,950,000	104,694,483	(c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	4,660,000	4,746,818	(c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	1,310,000	1,338,377	(c)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	172,000	171,909
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	15,880,000	15,553,588
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	7,938,358
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	1,834,942
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	17,987,928
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	14,938,912
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	2,583,516
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	19,866,857
Total Banks				1,972,233,471
Capital Markets — 3.1%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	7,808,974
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	28,270,000	29,004,980
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	5,290,000	5,578,092	(c)
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	4,785,729
Credit Suisse AG, Senior Notes	7.950%	1/9/25	34,910,000	35,704,728

See Notes to Financial Statements.

36	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Credit Suisse AG, Senior Notes	2.950%	4/9/25	13,780,000	$13,366,656
Credit Suisse AG AT1 Claim	—	—	61,000,000	7,320,000	*(d)
Credit Suisse AG, Senior Notes	7.500%	2/15/28	34,460,000	37,761,551
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.406%	1/29/24	303,000	253,678	(b)(c)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,085,741
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	3,240,000	3,211,685
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	7,500,000	7,359,799
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	16,597,426
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	10,242,715
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	8,791,140
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	14,580,000	16,275,960
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	9,754,000	9,254,165
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	20,000,000	16,795,163	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	1,667,324	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	7,840,000	5,724,219	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,372,605	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,555,310	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	5,760,000	5,506,040	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	37

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	33,615,000	$31,933,474	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	14,700,000	14,229,601	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	18,260,000	17,934,001
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	9,518,756
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	15,341,000	14,847,367
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	1,690,000	1,693,797
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,341,989	(a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	26,590,000	25,555,286	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	2,020,000	1,673,402	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	23,042,374	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	25,010,000	23,049,969	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	27,993,000	26,712,190	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	1,160,000	1,130,654	(c)
UBS AG, Senior Notes	4.500%	6/26/48	4,463,000	4,401,090
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,850,000	40,862,929	(a)(b)(c)

See Notes to Financial Statements.

38	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	25,750,000	$27,842,883	(a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	5,460,000	6,064,777	(a)(b)(c)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	4,777,330	(a)
UBS Group AG, Senior Notes	4.550%	4/17/26	3,720,000	3,673,002
UBS Group AG, Senior Notes	4.253%	3/23/28	10,530,000	10,170,865	(a)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	40,008,418	(a)(c)
UBS Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	6,311,797	(a)(c)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	7,140,000	5,860,912	(a)(c)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	40,670,000	34,657,409	(a)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	33,870,000	31,566,518	(a)(c)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	9,390,000	9,253,804	(a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	12,160,000	11,981,689	(a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	9,360,000	11,512,999	(a)(c)
Total Capital Markets				697,632,962
Consumer Finance — 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	15,630,000	15,481,128

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	39

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	18,350,000	$18,278,779
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	31,910,000	29,560,234
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	21,020,000	19,201,319
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	14,210,000	12,372,328
Ahold Lease USA Inc. Pass- Through-Trust, Senior Secured Notes	8.620%	1/2/25	364,763	373,825
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	169,345
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	18,330,000	17,117,495
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 2.062%)	7.436%	12/21/65	2,870,000	2,235,482	(a)(c)
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,530,000	3,957,547
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000	2,785,054	(a)
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	5,903,712
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	925,114	(a)
Vanguard Group Inc.	3.050%	8/22/50	21,230,000	13,424,330
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	15,373,237
Total Financial Services				141,677,801
Insurance — 0.2%
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	374,000	298,238
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,278,054
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,608,633	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	9,581,539	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	5,493,000	5,680,284

See Notes to Financial Statements.

40	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	$5,113,182	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	7,339,781	(a)
Total Insurance				38,899,711
Total Financials				2,865,925,073
Health Care — 3.2%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	2.600%	11/21/24	41,910,000	40,962,808
AbbVie Inc., Senior Notes	3.200%	11/21/29	45,280,000	42,348,363
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	137,357
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	454,363
AbbVie Inc., Senior Notes	4.875%	11/14/48	2,385,000	2,328,551
AbbVie Inc., Senior Notes	4.250%	11/21/49	11,776,000	10,502,070
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	1,759,806
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	5,880,554
Total Biotechnology				104,373,872
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,080,000	1,107,464
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	851,000	842,984
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	1,072,000	1,055,685
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	1,975,000	1,848,770
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	19,680,000	13,249,480	(a)
Total Health Care Equipment & Supplies				18,104,383
Health Care Providers & Services — 1.5%
Centene Corp., Senior Notes	4.250%	12/15/27	8,754,000	8,441,598
Centene Corp., Senior Notes	4.625%	12/15/29	12,769,000	12,258,015
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	2,749,365
Centene Corp., Senior Notes	3.000%	10/15/30	1,400,000	1,214,225
Centene Corp., Senior Notes	2.625%	8/1/31	1,430,000	1,188,183
Cigna Corp., Senior Notes	2.375%	3/15/31	10,000,000	8,551,753
Cigna Group, Senior Notes	4.125%	11/15/25	8,050,000	7,951,248
Cigna Group, Senior Notes	4.375%	10/15/28	14,430,000	14,320,205
Cigna Group, Senior Notes	4.800%	8/15/38	26,282,000	25,436,234
Cigna Group, Senior Notes	4.900%	12/15/48	8,400,000	7,995,618

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	41

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	$1,221,062
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,237,000	2,199,022
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	5,418,701
CVS Health Corp., Senior Notes	4.300%	3/25/28	12,360,000	12,158,130
CVS Health Corp., Senior Notes	3.750%	4/1/30	16,430,000	15,461,199
CVS Health Corp., Senior Notes	1.750%	8/21/30	10,000,000	8,264,901
CVS Health Corp., Senior Notes	1.875%	2/28/31	3,810,000	3,137,279
CVS Health Corp., Senior Notes	2.125%	9/15/31	13,700,000	11,348,485
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	4,057,724
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	11,756,031
CVS Health Corp., Senior Notes	5.050%	3/25/48	21,983,000	20,579,920
CVS Health Corp., Senior Notes	4.250%	4/1/50	11,275,000	9,430,270
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	1,789,621	1,771,908
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	979,388	1,000,856
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	5,294,770	5,349,801
Elevance Health Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,064,171
Elevance Health Inc., Senior Notes	3.650%	12/1/27	3,165,000	3,072,047
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,580,000	3,420,817
Elevance Health Inc., Senior Notes	4.375%	12/1/47	4,000,000	3,569,096
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	770,104	(a)
HCA Inc., Senior Notes	5.000%	3/15/24	330,000	329,431
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,538,538
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	747,374
HCA Inc., Senior Notes	5.250%	6/15/26	2,960,000	2,975,950
HCA Inc., Senior Notes	5.375%	9/1/26	518,000	520,615
HCA Inc., Senior Notes	4.500%	2/15/27	1,780,000	1,760,085
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	716,848
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	4,194,291
HCA Inc., Senior Notes	3.500%	9/1/30	14,403,000	13,060,566
HCA Inc., Senior Notes	5.500%	6/15/47	5,920,000	5,709,289
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	17,436,797
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	8,158,010
Humana Inc., Senior Notes	2.150%	2/3/32	4,440,000	3,653,182
Humana Inc., Senior Notes	4.625%	12/1/42	2,320,000	2,123,205

See Notes to Financial Statements.

42	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	$2,347,486
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	560,190
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	9,779,378
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	2,750,000	2,384,038
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	9,820,000	9,614,284
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	10,775,614
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	3,060,337
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	7,720,000	7,075,886
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	5,265,904
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	756,467
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	8,469,677
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	1,116,807
Total Health Care Providers & Services				344,288,217
Pharmaceuticals — 1.1%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	5,181,000	4,746,400	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	19,799	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	20,974,000	9,124,033	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	16,901,000	7,498,488	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	6,789,000	3,110,306	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	540,260	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	12,823,000	12,653,183
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	3,441,000	3,118,835
Johnson & Johnson, Senior Notes	3.625%	3/3/37	23,500,000	21,636,448

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	43

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Johnson & Johnson, Senior Notes	2.100%	9/1/40	3,700,000	$2,634,915
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	16,410,000	11,289,362
Pfizer Inc., Senior Notes	2.625%	4/1/30	14,195,000	12,809,588
Pfizer Inc., Senior Notes	1.700%	5/28/30	10,390,000	8,852,145
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	6,216
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,420,000	2,319,442
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	10,230,000	10,327,154
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	81,598,000	75,611,530
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	9,740,000	9,338,223
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	830,000	849,090
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	25,910,000	24,773,104
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	6,060,000	6,616,496
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	21,910,000	14,861,402
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	5,613,889
Total Pharmaceuticals				248,350,308
Total Health Care				715,116,780
Industrials — 2.9%
Aerospace & Defense — 1.5%
Boeing Co., Senior Notes	1.433%	2/4/24	1,120,000	1,115,307
Boeing Co., Senior Notes	4.875%	5/1/25	33,300,000	33,161,208
Boeing Co., Senior Notes	2.196%	2/4/26	19,860,000	18,768,887
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,576,557
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	4,764,313
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,462,556
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	15,553,142
Boeing Co., Senior Notes	5.150%	5/1/30	7,710,000	7,853,216
Boeing Co., Senior Notes	3.250%	2/1/35	32,524,000	27,450,358
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	3,084,527
Boeing Co., Senior Notes	5.705%	5/1/40	21,976,000	22,744,423
Boeing Co., Senior Notes	3.750%	2/1/50	9,510,000	7,390,783
Boeing Co., Senior Notes	5.805%	5/1/50	26,010,000	26,952,903
Boeing Co., Senior Notes	5.930%	5/1/60	14,430,000	14,968,003

See Notes to Financial Statements.

44	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	$1,433,599
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	2,951,822
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	2,940,000	2,903,718
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	7,740,000	7,468,414
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,397,003
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	31,430,000	28,132,720
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	6,345,000	6,203,017
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	25,100,000	24,001,198
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	18,320,000	18,880,051
RTX Corp., Senior Notes	3.950%	8/16/25	10,890,000	10,734,964
RTX Corp., Senior Notes	4.125%	11/16/28	7,780,000	7,607,137
RTX Corp., Senior Notes	2.250%	7/1/30	13,000,000	11,237,702
RTX Corp., Senior Notes	6.000%	3/15/31	10,850,000	11,561,746
RTX Corp., Senior Notes	4.500%	6/1/42	11,509,000	10,465,794
RTX Corp., Senior Notes	3.030%	3/15/52	11,750,000	8,118,482
Total Aerospace & Defense				345,943,550
Air Freight & Logistics — 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	26,530,000	25,490,873	(a)
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	3.577%	4/5/50	840,000	657,877
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	7,347,989
CoreCivic Inc., Senior Notes	4.750%	10/15/27	540,000	499,280
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	7,650,000	7,541,738	(a)
Total Commercial Services & Supplies				15,389,007
Electrical Equipment — 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	3,817,894
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	2,120,000	1,483,547

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	45

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Ground Transportation — continued
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,360,000	$7,494,358
Union Pacific Corp., Senior Notes	2.891%	4/6/36	22,190,000	18,743,638
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	19,146,860
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	9,676,285
Total Ground Transportation				56,544,688
Industrial Conglomerates — 0.1%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	8,953,596
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	3,065,664
3M Co., Senior Notes	3.700%	4/15/50	5,140,000	4,068,527
Total Industrial Conglomerates				16,087,787
Machinery — 0.0%††
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	5,265,000	4,943,016	(a)
Passenger Airlines — 0.5%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	8,770,000	9,266,592	(a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	17,870,000	18,485,085
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	11,316,000	11,148,472	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	9,950,000	9,791,340	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	11,025,000	11,064,348	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	11,735,997	8,453,886	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	10,350,000	10,093,220	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	27,030,000	25,307,659	(a)
Total Passenger Airlines				103,610,602
Trading Companies & Distributors — 0.3%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	9,296,661
Air Lease Corp., Senior Notes	5.300%	2/1/28	13,660,000	13,821,573
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	4,744,000	4,317,137	(a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	1,537,795

See Notes to Financial Statements.

46	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — continued
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	27,270,000	$24,810,246
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	10,600,000	9,390,821
Total Trading Companies & Distributors				63,174,233
Total Industrials				635,659,527
Information Technology — 0.6%
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,153,550
Broadcom Inc., Senior Notes	3.137%	11/15/35	28,340,000	23,281,630	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	124,880	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	1,635,000	1,583,314	(a)
Intel Corp., Senior Notes	4.750%	3/25/50	11,385,000	10,769,214
Intel Corp., Senior Notes	3.050%	8/12/51	5,950,000	4,194,345
Micron Technology Inc., Senior Notes	5.875%	2/9/33	7,071,000	7,354,109
NVIDIA Corp., Senior Notes	3.700%	4/1/60	12,190,000	10,223,210
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	8,237,342
Total Semiconductors & Semiconductor Equipment				66,921,594
Software — 0.3%
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,247,000	2,399,234
Oracle Corp., Senior Notes	1.650%	3/25/26	28,500,000	26,593,681
Oracle Corp., Senior Notes	2.950%	4/1/30	2,670,000	2,410,855
Oracle Corp., Senior Notes	4.650%	5/6/30	9,810,000	9,777,009
Oracle Corp., Senior Notes	2.875%	3/25/31	21,200,000	18,790,021
Total Software				59,970,800
Total Information Technology				126,892,394
Materials — 1.4%
Chemicals — 0.4%
MEGlobal BV, Senior Notes	4.250%	11/3/26	12,030,000	11,650,261	(a)
OCP SA, Senior Notes	4.500%	10/22/25	12,110,000	11,828,091	(a)
OCP SA, Senior Notes	3.750%	6/23/31	11,410,000	9,838,843	(a)
OCP SA, Senior Notes	5.125%	6/23/51	11,820,000	9,003,046	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	22,240,000	20,432,472	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	25,600,000	21,206,966	(a)
Total Chemicals				83,959,679

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	47

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — 0.0%††
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	780,000	$661,235	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	610,000	474,604	(a)
Total Containers & Packaging				1,135,839
Metals & Mining — 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,346,673	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	9,664,827	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	12,620,177	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,490,000	3,785,220
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	8,935,168
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	8,861,008
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	3,300,000	3,332,453
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	4,630,000	4,150,543	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	260,000	220,675	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	128,696
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	5,598,145
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	26,172,000	25,503,962
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,163,933	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	18,278,000	18,213,768	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	9,420,000	9,154,254	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	29,700,000	28,792,858
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	5,000,000	4,644,006
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	652,111
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	6,600,000	6,767,768

See Notes to Financial Statements.

48	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	$7,187,630
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	10,011,033
Total Metals & Mining				173,734,908
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	39,840,000	34,977,927
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	7,520,000	6,246,648
Total Paper & Forest Products				41,224,575
Total Materials				300,055,001
Real Estate — 0.1%
Diversified REITs — 0.0%††
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	340,000	324,569	(a)
Health Care REITs — 0.0%††
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	3,294,000	3,010,104	(a)
Retail REITs — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	23,556,379	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	429,690	(a)
Total Retail REITs				23,986,069
Total Real Estate				27,320,742
Utilities — 0.3%
Electric Utilities — 0.3%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	6,040,000	5,113,603	(a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	3,000,000	3,040,531
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	7,740,000	7,459,342
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	5,225,911
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	10,802,000	10,396,164
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	10,344,000	9,482,339
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	6,640,000	5,989,059
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	8,320,000	6,871,208
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,720,000	1,261,667

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	49

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	$2,797,706
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	5,054,339
Total Electric Utilities				62,691,869
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	5,037,959
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000	3,754,836
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,069,077
Total Multi-Utilities				12,861,872
Total Utilities				75,553,741
Total Corporate Bonds & Notes (Cost — $8,714,566,798)				8,034,303,547
Mortgage-Backed Securities — 30.1%
FHLMC — 8.9%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	5/1/24-5/1/53	116,973,978	116,173,162
Federal Home Loan Mortgage Corp. (FHLMC)	3.650%	10/1/29	11,800,000	11,294,692
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-4/1/52	55,346,636	49,958,632
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/32-4/1/52	123,176,938	118,507,501
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33-5/1/52	56,755,587	52,951,158
Federal Home Loan Mortgage Corp. (FHLMC)	4.220%	8/1/33	2,200,000	2,148,138
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/36-9/1/53	52,568,198	53,726,596
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38-8/1/53	160,905,495	162,012,436
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/40-2/1/52	668,080,044	559,763,011
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40-2/1/51	154,759,722	128,367,527
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41- 4/1/52	500,818,349	432,292,506
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-12/1/52	99,326,063	97,264,916

See Notes to Financial Statements.

50	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-5/1/53	45,082,804	$46,510,240
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.871%	11/1/47	14,223,213	13,654,327	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.098%	2/1/50	19,620,320	18,614,031	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.628%)	3.006%	11/1/48	39,933,777	37,912,608	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.106%	3/1/47	2,900,340	2,711,225	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/25-4/1/44	756,989	763,765
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29-9/1/39	1,045,232	1,084,685
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	258,927	275,021
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/45	10,959,621	10,380,789
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	1,724	1,763
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/36	6,157	6,441
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	55,861,490	51,019,563
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-8/1/47	19,897,245	19,302,375
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	11/1/44-6/1/47	2,673,933	2,652,812
Total FHLMC				1,989,349,920
FNMA — 14.1%
Federal National Mortgage Association (FNMA)	4.500%	1/1/27-8/1/58	158,092,430	155,877,545
Federal National Mortgage Association (FNMA)	5.340%	9/1/28	3,100,000	3,228,274
Federal National Mortgage Association (FNMA)	5.050%	10/1/28	6,689,000	6,887,244

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	51

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.430%	11/1/28	1,005,000	$1,054,891
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-2/1/53	27,644,134	28,646,356
Federal National Mortgage Association (FNMA)	6.000%	5/1/29-7/1/53	82,840,398	85,086,502
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	1,400,072	1,472,101
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	741	765
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	1,109,007	1,020,857
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	3,061,882	2,579,708	(c)
Federal National Mortgage Association (FNMA)	3.345%	6/1/32	2,332,000	2,150,506
Federal National Mortgage Association (FNMA)	3.520%	6/1/32	1,380,000	1,291,291
Federal National Mortgage Association (FNMA)	3.670%	6/1/32	1,182,667	1,121,275
Federal National Mortgage Association (FNMA)	3.730%	6/1/32	1,649,386	1,568,481
Federal National Mortgage Association (FNMA)	3.900%	6/1/32-8/1/32	5,164,000	4,893,408
Federal National Mortgage Association (FNMA)	3.560%	7/1/32	3,380,000	3,167,751
Federal National Mortgage Association (FNMA)	3.830%	7/1/32	1,371,918	1,312,104
Federal National Mortgage Association (FNMA)	3.840%	7/1/32	2,937,000	2,808,168
Federal National Mortgage Association (FNMA)	3.860%	7/1/32	379,724	364,666
Federal National Mortgage Association (FNMA)	3.880%	7/1/32	1,959,961	1,883,326
Federal National Mortgage Association (FNMA)	3.890%	7/1/32	24,932,000	23,592,801
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	6,828,698	6,551,771
Federal National Mortgage Association (FNMA)	4.110%	7/1/32	469,000	457,251

See Notes to Financial Statements.

52	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.130%	7/1/32	1,200,000	$1,171,115
Federal National Mortgage Association (FNMA)	4.185%	7/1/32	1,596,315	1,565,796
Federal National Mortgage Association (FNMA)	3.850%	8/1/32	5,840,000	5,505,463
Federal National Mortgage Association (FNMA)	3.980%	10/1/32	16,299,000	15,505,510
Federal National Mortgage Association (FNMA)	4.840%	10/1/32-1/1/33	896,115	920,809
Federal National Mortgage Association (FNMA)	4.580%	1/1/33	500,000	504,265
Federal National Mortgage Association (FNMA)	4.690%	1/1/33	697,659	709,042
Federal National Mortgage Association (FNMA)	5.080%	1/1/33	100,000	104,391
Federal National Mortgage Association (FNMA)	4.870%	3/1/33	300,000	309,081
Federal National Mortgage Association (FNMA)	4.420%	4/1/33	1,927,127	1,912,527
Federal National Mortgage Association (FNMA)	3.310%	5/1/33	616,874	569,841
Federal National Mortgage Association (FNMA)	4.720%	5/1/33	3,818,000	3,892,371
Federal National Mortgage Association (FNMA)	4.680%	7/1/33	700,000	711,264
Federal National Mortgage Association (FNMA)	4.820%	7/1/33	1,960,000	2,004,065
Federal National Mortgage Association (FNMA)	5.350%	7/1/33	400,000	426,394
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-6/1/52	404,784,409	377,801,462
Federal National Mortgage Association (FNMA)	5.000%	10/1/33-7/1/53	119,427,743	119,814,813
Federal National Mortgage Association (FNMA)	5.490%	10/1/33	2,096,853	2,232,907
Federal National Mortgage Association (FNMA)	5.500%	10/1/33-9/1/56	170,169,457	172,012,707
Federal National Mortgage Association (FNMA)	5.800%	10/1/33	800,000	856,271

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	53

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.100%	12/1/33	6,472,000	$6,790,041
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-4/1/52	615,020,491	559,256,106
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-9/1/61	661,547,452	570,435,192
Federal National Mortgage Association (FNMA)	2.000%	8/1/40-3/1/52	613,333,115	511,611,877
Federal National Mortgage Association (FNMA)	1.500%	4/1/41-3/1/51	60,284,060	47,509,447
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	289,988,752	278,361,979
Federal National Mortgage Association (FNMA)	2.000%	1/1/54	18,200,000	14,878,500	(e)
Federal National Mortgage Association (FNMA)	3.000%	1/1/54	14,900,000	13,182,426	(e)
Federal National Mortgage Association (FNMA)	4.000%	1/1/54	10,900,000	10,310,293	(e)
Federal National Mortgage Association (FNMA)	4.500%	1/1/54	3,700,000	3,586,977	(e)
Federal National Mortgage Association (FNMA)	5.000%	1/1/54	75,000,000	74,208,985	(e)
Federal National Mortgage Association (FNMA)	5.500%	1/1/54	14,700,000	14,764,313	(e)
Federal National Mortgage Association (FNMA)	6.000%	1/1/54	5,600,000	5,686,625	(e)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.820%)	6.746%	11/1/35	6,434	6,249	(c)
Total FNMA				3,156,136,146
GNMA — 7.1%
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	885,314	909,960
Government National Mortgage Association (GNMA)	7.000%	8/15/28-7/15/31	15,452	16,125
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	2,982,350	3,061,143
Government National Mortgage Association (GNMA)	7.500%	12/15/30-9/15/31	4,406	4,432

See Notes to Financial Statements.

54	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA)	8.000%	12/15/30	6,362	$6,369
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	2,173,002	2,196,702
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	22,968,346	20,883,898
Government National Mortgage Association (GNMA)	4.000%	4/15/47- 3/15/50	19,949,949	19,698,162
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	7,694,710	7,237,250
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-5/20/53	145,344,134	145,462,882
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	722,547	765,826
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-9/20/53	47,355,321	48,385,258
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-9/20/52	135,096,915	133,330,524
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-6/20/52	189,095,591	177,487,455
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-6/20/52	126,045,685	121,667,792
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-4/20/53	253,528,592	228,753,327
Government National Mortgage Association (GNMA) II	2.500%	8/20/50-12/20/51	224,467,883	194,211,735
Government National Mortgage Association (GNMA) II	2.000%	1/20/51-2/20/51	53,856,499	45,647,970
Government National Mortgage Association (GNMA) II	5.500%	11/20/52-8/20/53	173,907,152	175,507,765
Government National Mortgage Association (GNMA) II	2.000%	1/20/54	44,200,000	37,433,601	(e)
Government National Mortgage Association (GNMA) II	2.500%	1/20/54	6,100,000	5,337,039	(e)
Government National Mortgage Association (GNMA) II	3.000%	1/20/54	41,100,000	37,217,874	(e)
Government National Mortgage Association (GNMA) II	3.500%	1/20/54	40,000,000	37,256,250	(e)
Government National Mortgage Association (GNMA) II	4.000%	1/20/54	9,200,000	8,784,585	(e)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	55

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	5.000%	1/20/54	75,000,000	$74,484,469	(e)
Government National Mortgage Association (GNMA) II	5.500%	1/20/54	37,100,000	37,372,546	(e)
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	17,400,000	17,694,305	(e)
Government National Mortgage Association (GNMA) II	6.500%	3/20/54	5,100,000	5,209,371	(e)
Total GNMA				1,586,024,615
Total Mortgage-Backed Securities (Cost — $7,016,509,797)				6,731,510,681
Collateralized Mortgage Obligations (f) — 12.7%
245 Park Avenue Trust, 2017-245P A	3.508%	6/5/37	16,160,000	14,859,251	(a)
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	7.777%	9/15/34	5,000,000	4,517,834	(a)(c)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	2,608,492	2,148,190
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	6.718%	7/25/36	4,567,262	4,321,548	(c)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. Term SOFR + 27.942%)	6.518%	8/25/36	2,358,411	1,420,744	(c)
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	3,475,746	1,898,006
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. Term SOFR + 6.516%)	1.160%	2/25/37	10,367,451	1,396,808	(c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.314%)	5.672%	7/20/46	217,885	174,580	(c)
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	33,445,525	32,829,890	(a)
Angel Oak Mortgage Trust I LLC, 2019-2 B1	5.016%	3/25/49	11,000,000	10,900,078	(a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. Term SOFR + 0.374%)	5.730%	4/29/37	7,568,045	7,468,471	(a)(c)
BANK, 2020-BN29 C	3.029%	11/15/53	2,500,000	1,728,994	(c)
BANK, 2023-5YR1 A2	5.779%	4/15/56	18,300,000	18,666,417
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	33,260,000	21,865,137	(a)(c)

See Notes to Financial Statements.

56	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
BBCMS Trust, 2018-CBM D (1 mo. Term SOFR + 2.688%)	8.050%	7/15/37	16,390,000	$15,394,173	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	7,750,966	5,777,578	(a)(c)
Bear Stearns Asset Backed Securities Trust, 2004-AC6 A1	5.750%	11/25/34	1,652,406	1,418,388
Bear Stearns Asset Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. Term SOFR + 35.754%)	12.547%	7/25/36	1,360,633	1,661,584	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. Term SOFR + 0.454%)	5.810%	3/25/37	7,523,166	6,954,612	(c)
Benchmark Mortgage Trust, 2019- B12 WMA	4.246%	8/15/52	5,000,000	3,874,705	(a)(c)
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	30,000,000	31,467,141	(c)
Benchmark Mortgage Trust, 2020- IG1 AS	2.909%	9/15/43	28,980,000	21,102,138	(c)
Benchmark Mortgage Trust, 2023-V2 A3	5.812%	5/15/55	20,000,000	20,515,940	(c)
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	12.295%	7/15/25	93,060,000	84,819,072	(a)(c)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	10.797%	2/15/39	13,160,000	12,600,376	(a)(c)
BPR Trust, 2022-OANA A (1 mo. Term SOFR + 1.898%)	7.260%	4/15/37	9,650,000	9,527,301	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. Term SOFR + 1.034%)	6.396%	10/15/36	7,208,982	7,192,525	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.366%	10/15/38	7,819,302	7,464,630	(a)(c)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	9.468%	2/15/39	20,462,355	19,770,369	(a)(c)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.643%	6/15/40	14,170,000	14,212,302	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	57

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	7.121%	12/9/40	21,040,000	$21,092,568	(a)(c)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.813%	8/15/39	27,113,369	27,218,927	(a)(c)
CD Mortgage Trust, 2017-CD3 A4	3.631%	2/10/50	11,500,000	10,689,061
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. Term SOFR + 0.314%)	5.670%	10/25/36	197,876	180,476	(a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	2,721,430
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	8,128,682	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.224%	8/25/35	34,315	27,419	(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. Term SOFR + 1.014%)	6.372%	11/15/37	103,715,330	103,284,113	(a)(c)
COLT Mortgage Loan Trust, 2022-6 A1	4.650%	6/27/67	25,257,338	24,671,606	(a)
Commercial Mortgage Pass- Through Certificates, 2014-CR21 A3	3.528%	12/10/47	486,173	474,872
Commercial Mortgage Pass- Through Certificates, 2015-DC1 C	4.297%	2/10/48	3,070,000	2,446,925	(c)
Commercial Mortgage Trust, 2014- CR19 B	4.629%	8/10/47	8,410,000	8,135,326	(c)
Commercial Mortgage Trust, 2014- CR21 C	4.416%	12/10/47	11,948,000	11,068,812	(c)
Commercial Mortgage Trust, 2015- DC1 B	4.035%	2/10/48	7,160,000	6,243,399	(c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	15,770,000	12,821,247	(a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	4,045,653	(a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	10,892,083	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	6,370,321	(a)
CSMC Trust, 2015-2R 7A1	4.918%	8/27/36	130,306	130,340	(a)(c)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	10.794%	7/15/32	23,400,000	19,909,605	(a)(c)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	18,381,496	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	31,924,921	28,363,626	(a)(c)

See Notes to Financial Statements.

58	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
CSMC Trust, 2020-FACT F (1 mo. Term SOFR + 6.521%)	11.883%	10/15/37	7,990,000	$6,839,500	(a)(c)
CSMC Trust, 2020-RPL3 A1	4.046%	3/25/60	144,763	147,211	(a)(c)
CSMC Trust, 2020-RPL6 A1	3.377%	3/25/59	25,411,503	25,300,691	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	11,682,215	11,371,549	(a)(c)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 3.500%)	8.830%	10/25/66	41,246,218	40,987,456	(a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	9.306%	1/15/24	33,000,000	29,182,776	(a)(c)
DBCG Mortgage Trust, 2017-BBG A	8.500%	6/15/34	20,260,000	20,218,165	(a)(c)
DTP Commercial Mortgage Trust, 2023-STE2 A	6.038%	1/15/41	21,950,000	21,678,619	(a)(c)
Extended Stay America Trust, 2021- ESH A (1 mo. Term SOFR + 1.194%)	6.556%	7/15/38	12,526,765	12,420,488	(a)(c)
Extended Stay America Trust, 2021- ESH E (1 mo. Term SOFR + 2.964%)	8.326%	7/15/38	6,907,456	6,791,433	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	991,240	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	3,228,985	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020-ML07 XUS, IO	2.000%	10/25/36	33,088,908	4,671,823	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	22,500,000	1,256,244	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.240%	6/25/29	6,300,000	366,517	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.834%	10/25/29	27,589,515	1,087,521	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.386%	1/25/30	15,496,000	1,095,573	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	59

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.318%	1/25/30	45,853,510	$2,989,910	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.696%	4/25/30	36,464,832	2,962,862	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.423%	7/25/30	9,306,916	668,895	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K120 X1, IO	1.036%	10/25/30	10,022,414	538,713	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K123 X1, IO	0.772%	12/25/30	32,179,127	1,344,582	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K128 X1, IO	0.515%	3/25/31	121,809,230	3,548,985	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K130 X1, IO	1.037%	6/25/31	24,152,258	1,461,830	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K133 X1, IO	0.347%	9/25/31	98,093,518	2,180,334	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K137 X1, IO	0.198%	11/25/31	15,010,223	187,155	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.296%	3/25/32	69,261,074	1,443,096	(c)

See Notes to Financial Statements.

60	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.342%	4/25/55	6,990,883	$170,666	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K145 X1, IO	0.317%	6/25/55	74,890,391	1,748,713	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K146 X1, IO	0.230%	6/25/54	103,472,851	1,896,181	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K147 X1, IO	0.358%	6/25/32	24,956,779	676,696	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K149 X1, IO	0.264%	8/25/32	295,129,096	6,355,369	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K154 X1, IO	0.353%	1/25/33	99,519,363	2,880,409	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K155 X1, IO	0.265%	4/25/33	177,894,572	4,124,326	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.283%	7/25/26	19,159,994	484,102	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.631%	10/25/26	42,464,942	573,731	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.567%	12/25/27	42,928,682	787,574	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	61

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.776%	3/25/28	20,408,116	$439,011	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K743 X1, IO	0.922%	5/25/28	75,659,247	2,573,950	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K750 A2	3.000%	9/25/29	1,700,000	1,589,433
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K131 X1, IO	0.728%	7/25/31	59,143,294	2,605,398	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.323%	7/25/35	18,212,101	1,886,065	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-1518 X1, IO	0.865%	10/25/35	38,519,598	2,611,290	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.471%	2/25/36	12,948,538	495,377	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-157 X1, IO	0.254%	5/25/33	65,198,021	1,502,475	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-161 X1, IO	0.171%	10/25/33	48,000,000	881,616	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.225%	6/25/27	11,526,424	263,136	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	2,909,640	3,053,399

See Notes to Financial Statements.

62	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	4,580,273	$4,623,199
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 30 Day Average SOFR + 6.176%)	0.837%	11/15/36	531,585	52,836	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	0.977%	2/15/37	2,929,778	296,905	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 30 Day Average SOFR + 5.916%)	0.577%	9/15/37	877,993	78,825	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO, Step bond (4.650% to 6/1/26 then 5.650%)	0.250%	1/15/38	326,340	3,016
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 30 Day Average SOFR + 6.116%)	0.777%	1/15/40	1,126,486	118,174	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	1,462,893	1,472,939
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.497%	10/15/41	1,997,486	202,467	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	1.037%	12/15/41	2,045,165	253,480	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.597%	8/15/39	1,496,574	133,750	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.547%	8/15/42	570,102	68,806	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	1,394,289	127,363
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	921,518	40,783

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	63

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	0.797%	9/15/42	1,039,513	$92,356	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	506,896	15,070
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	142,556	3,397
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	10,027,206	8,892,466
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.000%	4/15/41	2,033,729	107,981	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	7,540,614	6,717,039
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	5,185,234	4,615,430
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	4,215,400	3,741,207
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	7,327,136	6,103,181
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	8,078,522	1,220,762
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	22,112,409	3,505,991
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	9,057,674	1,443,724
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	16,936,292	2,238,216
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	5,196,121	754,016
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	26,467,450	4,169,042
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	6,232,055	908,553
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	11,333,266	1,388,495
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	10,317,285	8,943,468
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	32,365,505	4,450,998

See Notes to Financial Statements.

64	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	6,209,963	$839,566
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	3,079,105	358,053
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5173 LI, IO	2.500%	5/25/50	4,054,041	631,292
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5181 AI, IO	2.500%	3/25/49	9,092,288	1,309,168
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	5,410,766	702,913
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	13,209,410	12,107,710
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	8,600,000	6,859,522
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	45,577,852	7,273,017
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	10.137%	10/25/50	18,832,000	21,116,201	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	8.137%	10/25/50	11,571,284	11,736,645	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	7.337%	12/25/50	23,315,018	23,510,384	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	7.137%	1/25/51	22,898,614	23,046,344	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.387%	1/25/34	13,330,000	13,479,653	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	65

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.737%	2/25/42	30,104,000	$30,514,781	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA6 M1B (30 Day Average SOFR + 3.700%)	9.037%	9/25/42	5,000,000	5,268,857	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	11,919,072	11,642,764	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	161,595	5,793
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	435,196	26,228	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.647%	8/15/44	3,632,465	428,372	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.547%	12/15/46	9,579,776	1,068,181	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	8.737%	8/25/33	13,640,000	14,208,788	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.637%	8/25/33	25,054,832	25,312,020	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.837%	6/25/42	33,000,000	35,600,294	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2014- C03 1M2 (30 Day Average SOFR + 3.114%)	8.452%	7/25/24	20,529,386	20,741,095	(c)

See Notes to Financial Statements.

66	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) — CAS, 2015- C03 1M2 (30 Day Average SOFR + 5.114%)	10.452%	7/25/25	4,425,552	$4,634,090	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018- C03 1B1 (30 Day Average SOFR + 3.864%)	9.202%	10/25/30	21,245,000	22,832,248	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018- R07 1B1 (30 Day Average SOFR + 4.464%)	9.802%	4/25/31	8,100,000	8,681,332	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019- R05 1B1 (30 Day Average SOFR + 4.214%)	9.552%	7/25/39	4,011,593	4,166,840	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022- R07 1M1 (30 Day Average SOFR + 2.950%)	8.287%	6/25/42	12,484,231	12,861,389	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022- R08 1M2 (30 Day Average SOFR + 3.600%)	8.937%	7/25/42	3,000,000	3,150,322	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.388%	2/25/43	1,058,330	1,006,250	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	3,022,169	2,899,804	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.103%	4/25/28	1,649,859	1,570,261	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,930,036	4,687,036
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	9,728,745	9,269,228
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	5,050,855	4,890,963

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	67

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) ACES, 2019- M13 X1, IO	0.826%	6/25/34	11,586,344	$455,152	(c)
Federal National Mortgage Association (FNMA) ACES, 2019- M14 X1, IO	0.557%	6/25/29	51,876,625	1,207,810	(c)
Federal National Mortgage Association (FNMA) ACES, 2019- M19 A2	2.560%	9/25/29	3,578,574	3,266,272
Federal National Mortgage Association (FNMA) ACES, 2019- M23 3A3	2.720%	10/25/31	6,873,871	6,111,602	(c)
Federal National Mortgage Association (FNMA) ACES, 2019- M28 AV	2.232%	2/25/27	10,330,635	9,791,685
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,253,486	2,855,330
Federal National Mortgage Association (FNMA) ACES, 2020- M36 X1, IO	1.449%	9/25/34	39,596,486	1,997,742	(c)
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	1.177%	10/25/35	1,070,770	73,549	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	1.373%	3/25/36	674,208	41,695	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	2.002%	7/25/36	1,531,318	149,773	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006- 118 IP1, IO	5.503%	12/25/36	1,791,948	164,320	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006- 118 IP2, IO	5.503%	12/25/36	2,034,642	148,741	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	1.028%	4/25/40	859,093	101,076	(c)

See Notes to Financial Statements.

68	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) REMIC, 2010- 123 PM, PAC	4.000%	7/25/40	4,121,274	$4,057,280
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	447,545	462,143
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 30 Day Average SOFR + 6.586%)	1.248%	10/25/26	147,631	3,056	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	113,141	115,125
Federal National Mortgage Association (FNMA) REMIC, 2012-35 SC, IO (-1.000 x 30 Day Average SOFR + 6.386%)	1.048%	4/25/42	1,068,054	136,798	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	1,691,229	1,774,123
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	2,455,963	2,687,774
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	146,654	132,473
Federal National Mortgage Association (FNMA) REMIC, 2012-74 SA, IO (-1.000 x 30 Day Average SOFR + 6.536%)	1.198%	3/25/42	1,662,480	112,840	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	87,752	79,005
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	1.148%	7/25/42	191,754	23,816	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	280,943	9,582

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	69

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012- 101 BI, IO	4.000%	9/25/27	127,862	$2,148
Federal National Mortgage Association (FNMA) REMIC, 2012- 118 VZ	3.000%	11/25/42	9,690,024	8,803,751
Federal National Mortgage Association (FNMA) REMIC, 2012- 133 CS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.698%	12/25/42	1,401,341	165,353	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012- 134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.698%	12/25/42	1,040,075	136,619	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012- 134 SK, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.698%	12/25/42	3,499,039	444,658	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	2,340,399	2,507,850
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	6,800,645	6,980,821
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.698%	3/25/42	1,808,514	110,290	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	2,031,856	342,975
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	106,079	3,761
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	2,046,645	346,762
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.698%	6/25/43	2,565,355	332,610	(c)

See Notes to Financial Statements.

70	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013- 124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.498%	12/25/43	5,650,217	$545,745	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	8,775,190	7,581,778
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	2,159,153	92,334	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.000%	8/25/55	4,273,920	206,591	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.698%	8/25/45	1,499,617	202,585	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	8,064,930	7,049,308
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.548%	11/25/45	8,609,257	1,065,175	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.648%	9/25/46	3,707,432	302,280	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.648%	10/25/57	16,348,998	2,096,036	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.748%	11/25/47	5,306,725	540,087	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	13,834,549	8,473,422
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	27,754,501	21,934,460

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	71

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	9,239,709	$1,448,809
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	25,912,311	22,576,013
Federal National Mortgage Association (FNMA) REMIC, 2020-73 KI, IO	3.000%	10/25/50	7,331,181	1,201,542
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	7,450,436	1,196,720
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	47,818,541	7,375,336
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	19,262,484	2,541,222
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	6,340,061	1,035,736
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	37,737,551	5,776,310
Federal National Mortgage Association (FNMA) REMIC, 2021-4 GI, IO, PAC	3.000%	2/25/51	6,228,727	1,010,149
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	8,029,634	6,665,721
Federal National Mortgage Association (FNMA) REMIC, 2021-33 AI, IO	2.500%	5/25/47	31,378,781	4,028,759
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	40,820,327	6,015,990
Federal National Mortgage Association (FNMA) REMIC, 2021-44 MI, IO	2.500%	7/25/51	13,133,913	2,204,278
Federal National Mortgage Association (FNMA) REMIC, 2021-52 CI, IO	2.500%	12/25/47	10,404,595	1,397,455

See Notes to Financial Statements.

72	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	13,228,660	$1,692,623
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	8,093,091	7,147,695
Federal National Mortgage Association (FNMA) REMIC, 2021-89 AI, IO	2.500%	4/25/48	6,222,914	897,612
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	16,158,226	2,237,788
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	245,971	44,110
Federal National Mortgage Association (FNMA) STRIPS, 427 C73, IO	3.000%	12/25/48	50,657,927	8,177,216
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	467,491	98,520
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	209,952	40,515
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	109,455	21,169	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	94,891	20,063	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	139,079	22,033
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	662,793	141,093
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	677,909	17,944
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	41,079	1,344

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	73

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	1,565,417	$237,903
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,164,740	214,597
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	535,803	99,220
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. Term SOFR + 0.444%)	5.800%	6/25/37	6,692,709	1,626,492	(c)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	684,997,196	3,131,704	(a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. Term SOFR + 6.876%)	1.518%	4/20/36	292,049	30,293	(c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. Term SOFR + 6.466%)	1.108%	8/20/37	1,158,597	39,313	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. Term SOFR + 6.366%)	1.008%	4/20/40	174,277	20,606	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO,PAC (-1.000 x 1 mo. Term SOFR + 6.536%)	1.178%	1/20/40	10,770	55	(c)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	19,700,319	20,035,335
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	779,233	8	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. Term SOFR + 1.114%)	6.462%	5/20/60	160,154	160,526	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.787%	8/20/58	382,552	380,506	(c)

See Notes to Financial Statements.

74	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. Term SOFR + 0.494%)	5.817%	12/20/60	151,597	$150,812	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. Term SOFR + 0.514%)	5.837%	12/20/60	2,312,180	2,300,177	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	33,430	10
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	5.887%	2/20/61	727,081	723,764	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. Term SOFR + 0.594%)	5.917%	3/20/61	2,186,139	2,178,427	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	5.937%	3/20/61	1,352,136	1,347,012	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	0.578%	3/20/42	797,408	96,408	(c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	78,750	15
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.627%	8/16/42	1,364,392	158,499	(c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.611%	1/16/54	21,201,097	440,336	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.061%	10/16/48	21,554,925	29,869	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.570%	11/16/47	7,642,080	109,299	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.836%	11/16/47	3,121,901	2,786,765	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.000%	11/20/42	864,150	21,814	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	75

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	232,944	$219,886	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	533,616	7,687
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	290,221	54,033
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	0.678%	2/20/46	11,429,288	1,451,044	(c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	2,139,362	416,567
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.627%	10/16/46	4,643,006	727,164	(c)
Government National Mortgage Association (GNMA), 2016-H06 FD (1 mo. Term SOFR + 1.034%)	6.357%	7/20/65	143,763	143,385	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.448%	8/16/58	12,169,229	286,638	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.680%	2/16/57	15,572,221	529,032	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.585%	7/16/58	6,885,412	194,653	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,769,982	145,219	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.505%	4/16/57	28,606,740	808,355	(c)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.504%	12/16/59	3,652,017	125,506	(c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	0.838%	7/20/67	19,894,537	955,171	(c)

See Notes to Financial Statements.

76	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	0.048%	9/20/67	15,332,090	$665,844	(c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	0.254%	10/20/67	7,859,621	269,741	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	0.002%	11/20/67	2,243,998	63,989	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	2,908,630	2,583,638
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. Term SOFR + 0.414%)	5.737%	2/20/68	4,941,529	4,883,673	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. Term SOFR + 0.414%)	5.737%	5/20/68	9,278,657	9,259,210	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. Term SOFR + 0.414%)	5.737%	5/20/68	5,497,445	5,449,956	(c)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. Term SOFR + 0.414%)	5.737%	7/20/68	3,908,687	3,872,641	(c)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. Term SOFR + 0.965%)	5.768%	10/20/68	3,804,781	3,796,566	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	3,705,758	3,310,071
Government National Mortgage Association (GNMA), 2020-173 MI, IO	2.500%	11/20/50	23,309,753	3,164,945
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	14,800,353	2,501,227
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	5,302,001	882,363
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	25,583,438	19,557,728

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	77

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.838%	5/16/60	23,008,632	$1,280,320	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO, PAC	2.500%	8/20/50	6,116,192	792,858
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	19,439,681	2,618,031
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	9,028,824	1,230,041
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	8,654,840	1,178,264
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	6,071,511	826,565
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	8,302,932	1,183,989
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	27,468,973	3,704,801
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	60,883,996	6,629,926
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.912%	11/16/60	7,462,920	452,316	(c)
Government National Mortgage Association (GNMA), 2020-187 MI, IO, PAC	3.000%	12/20/50	4,416,094	766,843
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. Term SOFR + 1.264%)	6.587%	5/20/70	17,783,470	17,732,399	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.687%	4/20/70	3,993,165	4,030,822	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	5.937%	7/20/70	1,663,388	1,619,398	(c)

See Notes to Financial Statements.

78	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	5.887%	7/20/70	5,742,911	$5,565,767	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	5.887%	7/20/70	2,032,283	1,971,613	(c)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. Term SOFR + 0.514%)	5.837%	8/20/70	39,039	38,508	(c)
Government National Mortgage Association (GNMA), 2020-H20 FA (1 mo. Term SOFR + 0.464%)	5.787%	4/20/70	3,860,263	3,729,202	(c)
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	20,462,641	15,471,310
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	39,107,820	29,655,730
Government National Mortgage Association (GNMA), 2021-26 AI, IO	2.000%	2/20/51	6,148,989	735,105
Government National Mortgage Association (GNMA), 2021-191 NI, IO	3.000%	10/20/51	1,565,580	276,427
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	451,988	81,499
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	21,580,365	1,254,426	(c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	31,761,005	1,878,057	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.871%	10/16/62	28,757,691	1,748,945	(c)
Government National Mortgage Association (GNMA), 2021-77 LC, PAC	1.250%	7/20/50	1,665,136	1,320,336
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.873%	11/16/63	11,302,290	729,877	(c)
Government National Mortgage Association (GNMA), 2021-115 MI, IO, PAC	2.500%	5/20/51	3,433,760	355,724

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	79

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Government National Mortgage Association (GNMA), 2021-133, IO, IO	0.881%	7/16/63	21,196,642	$1,396,829	(c)
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	3,300,000	1,701,083
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	9,067,064	445,731	(c)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,504,232	1,251,397
Government National Mortgage Association (GNMA), 2022-50 NI, IO	3.000%	9/20/48	4,157,458	585,662
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.566%	1/16/63	28,134,406	1,355,531	(c)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	64,474,352	3,122,042	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	11,700,000	9,950,287
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	5,330,197	4,368,505
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	33,657,663	30,626,854
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	5,600,000	3,947,506
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	24,136,842	20,319,830
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	16,429,514	12,403,907	(c)
Government National Mortgage Association (GNMA), 2022-210 IO, IO	0.696%	7/16/64	10,772,141	686,350	(c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.750%	7/16/65	21,838,909	1,401,311	(c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	14,200,000	10,822,786	(c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	59,493,865	46,070,604
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	59,993,814	3,745,786	(c)

See Notes to Financial Statements.

80	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.612%	9/16/63	164,714,768	$6,905,576	(c)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. Term SOFR + 0.754%)	6.110%	10/25/45	1,096,923	1,076,629	(c)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. Term SOFR + 0.674%)	6.030%	11/25/45	7,765,931	4,254,450	(c)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	5.930%	4/25/36	4,673	18,574	(c)
GS Mortgage Securities Corp. Trust, 2018-HULA G (1 mo. Term SOFR + 3.703%)	9.073%	7/15/25	12,619,288	12,048,343	(a)(c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	10.109%	11/15/32	12,548,000	12,136,482	(a)(c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.914%)	7.276%	9/15/31	124,512,250	85,913,029	(a)(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.024%	5/10/50	16,340,000	14,564,581	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	5,099,374
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	23,648,295	21,959,080	(a)(c)
GSR Mortgage Loan Trust, 2005- AR7 1A1	5.715%	11/25/35	501,802	272,048	(c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. Term SOFR + 0.594%)	5.950%	6/19/35	1,265,235	1,198,786	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	4.935%	6/19/45	1,857,775	920,638	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	5.650%	11/19/46	89,409	61,583	(c)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	21,985,611	22,154,795	(a)
IMPAC CMB Trust, 2005-7 A1 (1 mo. Term SOFR + 0.634%)	5.990%	11/25/35	1,165,092	1,023,306	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	81

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
IMPAC CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.970%	5/25/37	3,145,986	$2,950,066	(a)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	4.053%	8/25/35	104,246	52,187	(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR18 1A1 (1 mo. Term SOFR + 0.734%)	6.090%	10/25/36	36,167,808	15,345,090	(c)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. Term SOFR + 0.254%)	1.843%	12/26/36	13,644,985	6,881,034	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	5,400,361
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.229%	7/15/48	19,921,000	17,234,753	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.622%	8/15/48	10,543,000	8,768,818	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	581,517
JPMorgan Chase Commercial Mortgage Securities Trust, 2007- LD12 AJ	6.349%	2/15/51	268,592	249,052	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	10,175,200	9,059,916	(a)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	5,396,283	4,772,318	(a)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	4,272,362	3,767,753	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	6,736,968	5,935,886	(a)(c)
JPMorgan Mortgage Trust, 2022- LTV1 A3	3.520%	7/25/52	12,066,031	10,191,291	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	4.324%	9/27/36	9,601,875	8,572,544	(a)(c)
Legacy Mortgage Asset Trust, 2019- GS7 A1,	7.250%	11/25/59	47,206,613	47,240,351	(a)
Legacy Mortgage Asset Trust, 2020- GS5 A1, Step bond (6.250% to 8/25/24 then 7.250%)	6.250%	6/25/60	2,827,477	2,827,665	(a)

See Notes to Financial Statements.

82	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Legacy Mortgage Asset Trust, 2021- GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	19,917,611	$19,558,233	(a)
Lehman XS Trust Series, 2006-2N, 1A1 (1 mo. Term SOFR + 0.634%)	5.990%	2/25/46	8,171,467	7,227,251	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	6.892%	7/25/34	63,644	61,469	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	5.680%	4/25/46	66,361	58,296	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,163,154	747,745	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	5.820%	5/25/35	1,655,863	870,780	(a)(c)
Med Trust, 2021-MDLN E (1 mo. Term SOFR + 3.264%)	8.626%	11/15/38	35,957,432	35,042,301	(a)(c)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. Term SOFR + 2.215%)	7.577%	4/15/38	146,676	144,582	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,382,572	219,208	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	218,322	34,615	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	142,684	138,712	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33 A4	3.337%	5/15/50	17,000,000	16,139,968
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	4.728%	7/25/34	7,415	6,699	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.357%	7/25/35	506,666	443,034	(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	5.797%	4/16/36	24,029,080	22,999,162	(a)(c)
MSWF Commercial Mortgage Trust, 2023-2 A5	6.014%	12/15/56	26,680,000	28,793,728	(c)
MSWF Commercial Mortgage Trust, 2023-2 XA, IO	1.141%	12/15/56	100,601,173	6,708,257	(c)
Multifamily Trust, 2016-1 B	6.270%	4/25/46	1,276,266	1,274,349	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	83

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
New Residential Mortgage Loan Trust, 2022-NQM4 A1, Step bond (5.000% to 6/1/26 then 6.000%)	5.000%	6/25/62	13,905,439	$13,812,626	(a)
NJ Trust, 2023-GSP A	6.697%	1/6/29	20,040,000	20,931,924	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	44,934	23,690
NYMT Loan Trust, 2020-SP2 A1	5.944%	10/25/60	23,160,066	23,078,716	(a)(c)
NYMT Loan Trust, 2022-SP1 A1, Step bond (5.250% to 7/1/25, 8.250% to 7/1/26 then 9.250%)	5.250%	7/25/62	38,835,875	38,020,554	(a)
OBX Trust, 2023-NQM6 A1, Step Bond	6.520%	7/25/63	22,962,394	23,194,137	(a)
PMT Credit Risk Transfer Trust, 2019-3R A (30 Day Average SOFR + 3.814%)	9.153%	11/27/31	4,071,352	4,081,057	(a)(c)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. Term SOFR + 3.014%)	8.371%	2/27/24	15,897,210	15,832,969	(a)(c)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. Term SOFR + 7.036%)	1.680%	6/25/36	5,877,906	664,082	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	17,247,914	13,344,449	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	24,740,485	19,746,371	(a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	46,047,879	46,255,081	(a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	326,688	136,093
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	111,907	73,269
RBSSP Resecuritization Trust, 2009-12 9A2	4.115%	3/25/36	4,063,320	2,881,505	(a)(c)
Redwood Funding Trust, 2019-1 PT	4.968%	9/27/24	26,358,534	26,525,760	(a)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	0.573%	7/25/36	5,889,542	229,927	(a)(c)
SCOTT Trust, 2023-SFS A	5.910%	3/15/40	23,380,000	23,524,704	(a)
Shops at Crystals Trust, 2016-CSTL A	3.126%	7/5/36	6,160,000	5,750,354	(a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	8.342%	1/15/27	15,000,000	14,076,880	(a)(c)
Soho Trust, 2021-SOHO B	2.697%	8/10/38	23,410,000	14,553,124	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	5.839%	7/25/34	332	320	(c)

See Notes to Financial Statements.

84	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	5.830%	7/25/46	69,266	$57,158	(c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. Term SOFR + 0.854%)	6.210%	10/19/33	37,692	35,505	(c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. Term SOFR + 0.464%)	5.820%	4/25/36	15,460,628	3,929,074	(c)
Towd Point Mortgage Trust, 2019- HY2 A1 (1 mo. Term SOFR + 1.114%)	6.470%	5/25/58	12,178,751	12,391,741	(a)(c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,114,159
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	5,622,560
UBS Commercial Mortgage Trust, 2018-C11 A3	4.312%	6/15/51	15,482,128	15,006,605
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	64,690,000	52,563,141	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.734%	2/15/51	925,770	815,835	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	5.662%	9/25/33	3,416	3,164	(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. Term SOFR + 5.346%)	0.000%	3/25/37	5,469,409	263,477	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. Term SOFR + 0.544%)	5.900%	6/25/37	1,849,672	1,504,262	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,410,686
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.153%	11/15/50	29,727,444	1,064,929	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	7,239,903
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.454%	12/15/39	10,000,000	6,563,037	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	85

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (f) — continued
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000		$267,355	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	0.892%	3/15/47	17,118,188		5,536	(c)
Total Collateralized Mortgage Obligations (Cost — $3,041,634,856)					2,834,497,885
Sovereign Bonds — 6.9%
Angola — 0.0%††
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	11,130,000		9,112,688	(g)
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	5,149,404		2,070,060
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	38,623,058		15,584,663
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	22,200,000		7,629,251
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	61,333,394		23,641,916	(a)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	24,070,000		9,278,158	(g)
Total Argentina					58,204,048
Bahamas — 0.0%††
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	1,610,000		1,432,900	(g)
Brazil — 0.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	350,000,000	BRL	72,407,799
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	370,741,000	BRL	75,010,065
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	11,170,000		9,847,663
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	15,945,000		12,319,465
Total Brazil					169,584,992

See Notes to Financial Statements.

86	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	15,510,000		$12,360,369
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	23,030,000		16,534,259
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	18,340,000		15,476,922
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	10,000,000		7,844,669
Total Colombia					52,216,219
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	19,730,000		13,573,352	(g)
Ghana — 0.0%††
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	6,630,000		4,197,625	(g)
Indonesia — 0.5%
Indonesia Treasury Bond	6.500%	2/15/31	1,632,274,000,000	IDR	105,588,420
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	13,840,000		12,257,050
State of Israel, Senior Notes	3.375%	1/15/50	2,320,000		1,653,654
State of Israel, Senior Notes	3.800%	5/13/60	5,000,000		3,599,800	(g)
Total Israel					17,510,504
Ivory Coast — 0.0%††
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	9,580,000		8,839,083	(g)
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	2,216,500,000	JMD	14,628,333
Kenya — 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	5,780,000		5,629,812	(g)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		6,052,286	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	25,650,000		20,645,281	(a)
Total Kenya					32,327,379
Mexico — 4.0%
Mexican Bonos, Bonds	8.000%	11/7/47	5,630,860,000	MXN	296,624,062
Mexican Bonos, Senior Notes	7.750%	11/23/34	2,629,410,000	MXN	141,557,054

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	87

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — continued
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,206,736,200	MXN	$425,487,931
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	16,150,000		13,050,510
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	13,680,000		11,349,667
Total Mexico					888,069,224
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		7,452,861	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		8,376,001	(a)
Total Nigeria					15,828,862
Paraguay — 0.0%††
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	11,240,000		9,995,172	(a)
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	11,540,000		10,078,113
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		2,602,132
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	2,826,000		2,950,429
Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	18,140,000		11,351,468
Total Peru					26,982,142
Sri Lanka — 0.0%††
Sri Lanka Government International Bond, Senior Notes	7.550%	3/28/30	9,400,000		4,745,787	(g)
Supranational — 0.4%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	6,972,000,000	INR	85,823,152
Ukraine — 0.0%††
Ukraine Government International Bond, Senior Notes	7.253%	3/15/35	17,510,000		4,257,924	(g)

See Notes to Financial Statements.

88	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		$1
Uruguay Government International Bond, Senior Notes	3.875%	7/2/40	509,701,553	UYU	13,791,694
Total Uruguay					13,791,695
Total Sovereign Bonds (Cost — $1,576,474,132)					1,536,709,501
U.S. Government & Agency Obligations — 4.8%
U.S. Government Obligations — 4.8%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000		4,482,063
U.S. Treasury Bonds	4.375%	8/15/43	5,505,000		5,621,121
U.S. Treasury Bonds	4.750%	11/15/43	121,700,000		130,580,297
U.S. Treasury Bonds	3.625%	2/15/44	183,096,000		167,833,231	(h)(i)
U.S. Treasury Bonds	2.875%	8/15/45	137,820,000		111,181,978	(h)(i)
U.S. Treasury Bonds	2.000%	2/15/50	2,000,000		1,316,562
U.S. Treasury Bonds	3.625%	5/15/53	59,270,000		54,810,858	(j)
U.S. Treasury Bonds	4.125%	8/15/53	54,360,000		54,963,056	(i)
U.S. Treasury Bonds	4.750%	11/15/53	216,040,000		242,319,240
U.S. Treasury Notes	4.750%	10/15/26	7,660,000		7,774,601
U.S. Treasury Notes	4.625%	11/15/26	13,290,000		13,501,809
U.S. Treasury Notes	4.875%	10/31/30	6,850,000		7,247,086
U.S. Treasury Notes	4.375%	11/30/30	146,690,000		150,872,956
U.S. Treasury Notes	3.875%	8/15/33	8,695,000		8,686,848
U.S. Treasury Notes	4.500%	11/15/33	59,070,000		62,032,730
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000		5,856,684
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000		53,441,537	(i)(j)
Total U.S. Government & Agency Obligations (Cost — $1,145,570,369)					1,082,522,657

			Face Amount†/ Units
Asset-Backed Securities — 4.6%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	6.957%	7/1/39	725,000		630,413	(c)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.097%	10/15/36	32,520,000		32,547,532	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	1,910,000		1,851,866	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	89

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Avis Budget Rental Car Funding AESOP LLC, 2020-1A D	3.340%	8/20/26	5,000,000	$4,673,712	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	8,010,000	7,294,725	(a)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A A	5.250%	4/20/29	22,050,000	21,972,878	(a)
Balboa Bay Loan Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.794%	1/20/32	2,420,000	2,419,998	(a)(c)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	3.598%	9/25/34	479,510	467,324	(c)
Birch Grove CLO Ltd., 2023-5A A1 (3 mo. Term SOFR + 2.200%)	7.616%	4/20/35	9,670,000	9,705,660	(a)(c)
Birch Grove CLO Ltd., 2023-7A A1 (3 mo. Term SOFR + 1.800%)	7.177%	10/20/36	21,200,000	21,180,337	(a)(c)
BlueMountain CLO Ltd., 2021-31A A1 (3 mo. Term SOFR + 1.412%)	6.808%	4/19/34	970,000	966,164	(a)(c)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	6.747%	4/20/34	4,700,000	4,687,582	(a)(c)
CIFC Funding Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.392%)	6.807%	10/20/34	3,050,000	3,042,407	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. Term SOFR + 1.614%)	6.970%	10/25/37	23,511,868	23,268,652	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. Term SOFR + 1.864%)	7.220%	10/25/37	61,697,500	53,495,626	(a)(c)
CLI Funding VIII LLC, 2023-1A A	6.310%	6/18/48	9,536,783	9,872,368	(a)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	6.870%	12/28/48	12,459,234	12,377,105	(a)(c)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	5,980,001	5,246,014	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. Term SOFR + 0.264%)	5.626%	11/15/36	223,042	207,469	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. Term SOFR + 0.254%)	5.616%	1/15/37	1,632,270	1,494,131	(c)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	8.552%	8/9/24	54,109,800	53,076,616	(a)(c)

See Notes to Financial Statements.

90	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	7.390%	8/9/24	58,547,136	$57,092,240	(a)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	35,191,800	29,130,530	(a)
Dividend Solar Loans LLC, 2018-2 B	4.250%	12/20/38	352,277	292,966	(a)
Dryden CLO Ltd., 2018-55A A1 (3 mo. Term SOFR + 1.282%)	6.675%	4/15/31	4,553,873	4,553,809	(a)(c)
ECMC Group Student Loan Trust, 2020-2A A (30 Day Average SOFR + 1.264%)	6.602%	11/25/69	6,140,903	6,127,705	(a)(c)
Elevation CLO Ltd., 2021-13A A1 (3 mo. Term SOFR + 1.452%)	6.845%	7/15/34	12,310,000	12,239,397	(a)(c)
Elmwood CLO Ltd., 2020-1A A (3 mo. Term SOFR + 1.502%)	6.895%	4/15/33	8,137,000	8,132,737	(a)(c)
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	3,975,133	3,763,389
Ford Credit Auto Owner Trust, 2023-2 C	6.160%	2/15/36	3,890,000	3,975,859	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	13,520,000	13,165,096
FS Rialto Issuer LLC, 2022-FL6 A (1 mo. Term SOFR + 2.580%)	7.936%	8/17/37	10,000,000	10,035,516	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. Term SOFR + 0.614%)	5.970%	10/25/34	867,416	867,416	(a)(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. Term SOFR + 0.514%)	5.870%	10/25/46	4,145,134	3,715,742	(a)(c)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,660,000	1,603,056	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	41,540,000	37,676,630	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	38,680,006	32,356,625	(a)
HPS Loan Management Ltd., 15A-19 A1R (3 mo. Term SOFR + 1.320%)	6.732%	1/22/35	12,600,000	12,474,478	(a)(c)
J.G. Wentworth LLC, 2018-1A A	3.740%	10/17/72	6,123,109	5,287,457	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	91

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	6,202,647	$5,916,822	(a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	6.804%	1/21/35	9,910,000	9,875,000	(a)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	19,136,591	14,879,386	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	5,879,839	4,589,716	(a)
Logan CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.422%)	6.837%	7/20/34	7,050,000	7,044,316	(a)(c)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. Term SOFR + 0.434%)	5.790%	10/25/36	3,038,822	963,005	(c)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	8,613,012	7,443,926	(a)
Madison Park Funding Ltd., 2019- 37A AR (3 mo. Term SOFR + 1.332%)	6.725%	7/15/33	4,670,000	4,666,498	(a)(c)
Magnetite Ltd., 2015-14RA A1 (3 mo. Term SOFR + 1.382%)	6.777%	10/18/31	5,000,000	5,001,366	(a)(c)
Magnetite Ltd., 2021-29A B (3 mo. Term SOFR + 1.662%)	7.055%	1/15/34	4,135,000	4,106,607	(a)(c)
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	7.991%	9/17/37	15,590,000	15,738,439	(a)(c)
Morgan Stanley ABS Capital Inc. Trust, 2003-HE3 M1 (1 mo. Term SOFR + 1.134%)	6.490%	10/25/33	30,773	30,615	(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	12,539,164	11,528,783	(a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. Term SOFR + 0.484%)	5.840%	6/25/33	7,549,234	7,195,052	(c)
National Collegiate Student Loan Trust, 2006-1 A5 (1 mo. Term SOFR + 0.464%)	5.820%	3/25/33	4,554,035	4,322,545	(c)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. Term SOFR + 0.424%)	5.780%	5/25/32	1,663,472	1,606,463	(c)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	1,879,210	1,683,126	(a)

See Notes to Financial Statements.

92	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	$817,023	(a)
Neuberger Berman CLO Ltd., 2015- 20A ARR (3 mo. Term SOFR + 1.422%)	6.815%	7/15/34	4,732,000	4,722,919	(a)(c)
Neuberger Berman Loan Advisers CLO Ltd., 2018-29A A1 (3 mo. Term SOFR + 1.392%)	6.788%	10/19/31	5,150,000	5,156,475	(a)(c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	5,683,598	5,163,909	(a)
Oaktree CLO Ltd., 2022-3A A2 (3 mo. Term SOFR + 2.300%)	7.694%	7/15/35	3,700,000	3,711,688	(a)(c)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	7.140%	11/16/36	64,710,000	64,707,102	(a)(c)
OHA Credit Partners, 2021-16A A (3 mo. Term SOFR + 1.412%)	6.807%	10/18/34	4,300,000	4,298,945	(a)(c)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	19,591,783	17,435,989
Origen Manufactured Housing Contract Trust, 2006-A A2	6.962%	10/15/37	3,400,739	3,077,596	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	7.800%	4/15/37	4,343,006	4,078,699	(c)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2 (1 mo. Term SOFR + 1.914%)	7.270%	7/25/35	1,148,069	1,134,732	(c)
Palmer Square CLO Ltd., 2022-5A A (3 mo. Term SOFR + 2.000%)	7.416%	10/20/35	10,700,000	10,734,778	(a)(c)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.202%	1/20/37	44,410,000	44,459,711	(a)(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. Term SOFR + 0.864%)	5.114%	8/25/33	589,551	576,870	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. Term SOFR + 1.354%)	6.710%	3/25/34	3,656,781	3,291,578	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,327,818	6,973,715
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. Term SOFR + 1.614%)	6.970%	10/25/32	921,740	902,163	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	93

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Silver Rock CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.780%)	7.138%	10/20/33	9,010,000	$8,987,449	(a)(c)
SMB Private Education Loan Trust, 2020-A A2B (1 mo. Term SOFR + 0.944%)	6.306%	9/15/37	2,626,215	2,596,155	(a)(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	12,317,441	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,864,156	10,060,615	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	14,159,257	12,058,915	(a)
SMB Private Education Loan Trust, 2023-C A1A	5.670%	11/15/52	19,771,971	19,893,642	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	9,085,772	8,388,929	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	5.690%	2/25/36	1,075,844	23,563	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.099%	5/25/31	3,251,948	2,523,495	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,308,954	2,118,454	(a)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	25,997,684	22,036,771	(a)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.984%	1/14/34	40,530,000	40,519,073	(a)(c)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	17,370,854	15,015,106	(a)
Trinity Rail Leasing LLC, 2020-2A A2	2.560%	11/19/50	21,708,000	19,260,063	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	3,486,482	3,202,660
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	7,121,852	6,291,262
Venture CLO Ltd., 2021-41A A1N (3 mo. Term SOFR + 1.592%)	7.007%	1/20/34	17,740,000	17,699,624	(a)(c)
WISE CLO Ltd., 2023-2A A (3 mo. Term SOFR + 1.800%)	7.161%	1/15/37	18,560,000	18,551,853	(a)(c)
Total Asset-Backed Securities (Cost — $1,125,579,722)				1,022,349,854

See Notes to Financial Statements.

94	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 2.9%
Communication Services — 0.2%
Entertainment — 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.399%	4/29/26	11,952,696	$12,011,623	(c)(k)(l)
Media — 0.1%
Charter Communications Operating LLC, Term Loan B4 (1 mo. Term SOFR + 2.000%)	7.360%	12/7/30	6,806,802	6,794,958	(c)(k)(l)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.970%	9/18/26	3,780,521	3,787,023	(c)(k)(l)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.976%	1/31/28	10,255,839	10,237,327	(c)(k)(l)
Total Media				20,819,308
Total Communication Services				32,830,931
Consumer Discretionary — 0.5%
Automobile Components — 0.0%††
Clarios Global LP, 2023 Term Loan (1 mo. Term SOFR + 3.750%)	9.106%	5/6/30	7,291,725	7,317,246	(c)(k)(l)
Hotels, Restaurants & Leisure — 0.4%
Alterra Mountain Co., 2028 Term Loan B (1 mo. Term SOFR + 3.614%)	8.970%	8/17/28	10,889,590	10,919,101	(c)(k)(l)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.706%	2/6/30	2,044,550	2,052,697	(c)(k)(l)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.948%	3/29/27	3,362,477	3,375,692	(c)(k)(l)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.350%)	7.698%	11/25/30	25,250,000	25,344,687	(c)(k)(l)
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.614%)	7.970%	5/29/26	10,178,222	10,227,230	(c)(k)(l)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	8.465%	4/16/29	18,950,757	19,033,666	(c)(k)(l)
Station Casinos LLC, Term Loan Facility B1 (1 mo. Term SOFR + 2.350%)	7.706%	2/8/27	9,065,128	9,095,633	(c)(k)(l)
Total Hotels, Restaurants & Leisure				80,048,706

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	95

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — 0.1%
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.864%)	8.220%	10/19/27	18,028,772	$18,032,018	(c)(k)(l)
Total Consumer Discretionary				105,397,970
Consumer Staples — 0.0%††
Beverages — 0.0%††
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.860%	3/31/28	7,802,170	7,743,654	(c)(k)(l)
Financials — 0.8%
Capital Markets — 0.1%
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. Term SOFR + 2.600%)	7.948%	2/1/27	10,294,935	10,285,927	(c)(k)(l)
Focus Financial Partners LLC, Term Loan B5 (1 mo. Term SOFR + 3.250%)	8.606%	6/30/28	19,934,528	20,003,003	(c)(k)(l)
Total Capital Markets				30,288,930
Consumer Finance — 0.0%††
Trans Union LLC, Term Loan B5 (1 mo. Term SOFR + 1.864%)	7.206%	11/16/26	6,771,918	6,788,509	(c)(k)(l)
Financial Services — 0.5%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. Term SOFR + 3.012%)	8.396%	10/22/26	9,316,065	9,345,829	(c)(k)(l)
Citadel Securities LP, Term Loan B (1 mo. Term SOFR + 2.614%)	7.970%	7/29/30	14,948,321	15,001,238	(c)(k)(l)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.098%	4/9/27	16,760,602	16,634,898	(c)(k)(l)
GTCR W Merger Sub LLC, Term Loan B	—	9/20/30	36,590,000	36,795,819	(m)
Setanta Aircraft Leasing DAC, Term Loan (1 mo. Term SOFR + 2.262%)	7.610%	11/5/28	14,690,000	14,753,240	(c)(k)(l)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.456%	1/13/29	10,269,447	10,304,107	(c)(k)(l)
Total Financial Services				102,835,131

See Notes to Financial Statements.

96	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — 0.2%
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.864%)	8.220%	2/19/28	3,286,800	$3,300,161	(c)(k)(l)
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.720%	2/19/28	339,777	340,733	(c)(k)(l)
Asurion LLC, New Term Loan B8 (1 mo. Term SOFR + 3.364%)	8.720%	12/23/26	16,101,295	16,092,359	(c)(k)(l)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.720%	7/31/27	9,437,238	9,381,936	(c)(k)(l)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.706%	8/21/28	17,649,291	17,611,522	(c)(k)(l)
Total Insurance				46,726,711
Total Financials				186,639,281
Health Care — 0.6%
Health Care Equipment & Supplies — 0.0%††
Medline Borrower LP, Initial Dollar Term Loan (1 mo. Term SOFR + 3.114%)	8.470%	10/23/28	4,344,272	4,371,076	(c)(k)(l)
Health Care Providers & Services — 0.3%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (3 mo. Term SOFR + 2.150%)	7.538%	11/15/27	7,275,217	7,284,311	(c)(k)(l)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. Term SOFR + 3.364%)	8.720%	3/5/26	17,577,261	17,589,828	(c)(k)(l)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. Term SOFR + 3.614%)	8.970%	3/5/26	281,703	282,099	(c)(k)(l)
Sotera Health Holdings LLC, Term Loan (3 mo. Term SOFR + 3.012%)	8.395%	12/11/26	27,759,289	27,782,329	(c)(k)(l)
Total Health Care Providers & Services				52,938,567
Health Care Technology — 0.1%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.606%	2/15/29	29,995,057	29,905,072	(c)(k)(l)
Life Sciences Tools & Services — 0.1%
ICON Luxembourg Sarl, Term Loan (3 mo. Term SOFR + 2.512%)	7.860%	7/3/28	10,204,369	10,253,809	(c)(k)(l)
PRA Health Sciences Inc., Term Loan (3 mo. Term SOFR + 2.512%)	7.860%	7/3/28	2,543,211	2,555,533	(c)(k)(l)
Total Life Sciences Tools & Services				12,809,342

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	97

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.448%	10/1/27	18,180,666	$17,726,149	(c)(k)(l)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. Term SOFR + 3.614%)	8.970%	5/5/28	11,648,147	11,723,336	(c)(k)(l)
Total Pharmaceuticals				29,449,485
Total Health Care				129,473,542
Industrials — 0.5%
Building Products — 0.0%††
EMRLD Borrower LP, Initial Term Loan B (1 mo. Term SOFR + 3.000%)	8.356%	5/31/30	2,603,475	2,615,685	(c)(k)(l)
Quikrete Holdings Inc., Term Loan B1 (1 mo. Term SOFR + 2.864%)	8.220%	3/18/29	3,864,350	3,880,445	(c)(k)(l)
Total Building Products				6,496,130
Commercial Services & Supplies — 0.3%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	7.470%	7/30/29	10,342,391	10,372,126	(c)(k)(l)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	9.206%	5/12/28	31,773,538	31,691,244	(c)(k)(l)
APi Group DE Inc., 2026 Term Loan (1 mo. Term SOFR + 2.364%)	7.720%	10/1/26	5,759,680	5,776,153	(c)(k)(l)
Garda World Security Corp., Term Loan B2 (3 mo. Term SOFR + 4.350%)	9.725%	10/30/26	6,749,555	6,770,141	(c)(k)(l)
GFL Environmental Inc., 2023 Term Loan (3 mo. Term SOFR + 2.500%)	7.912%	5/31/27	2,017,364	2,027,199	(c)(k)(l)
Total Commercial Services & Supplies				56,636,863
Construction & Engineering — 0.0%††
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.850%)	8.206%	6/7/28	2,901,294	2,907,909	(c)(k)(l)
Ground Transportation — 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.100%)	7.448%	12/30/26	17,115,896	17,175,973	(c)(k)(l)
Passenger Airlines — 0.1%
Air Canada, Term Loan (3 mo. Term SOFR + 3.762%)	9.139%	8/11/28	14,509,050	14,571,366	(c)(k)(l)

See Notes to Financial Statements.

98	Western Asset Core Plus Bond Fund 2023 Annual Report

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(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Passenger Airlines — continued
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.166%	10/20/27	4,646,316	$4,764,890	(c)(k)(l)
United Airlines Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.220%	4/21/28	10,495,332	10,547,809	(c)(k)(l)
Total Passenger Airlines				29,884,065
Total Industrials				113,100,940
Information Technology — 0.3%
Communications Equipment — 0.0%††
CommScope Inc., Initial Term Loan (1 mo. Term SOFR + 3.364%)	8.720%	4/6/26	1,915,000	1,717,516	(c)(k)(l)
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., Term Loan B (1 mo. Term SOFR + 2.864%)	8.220%	7/2/29	16,976,731	17,072,225	(c)(k)(l)
Software — 0.2%
Avolon TLB Borrower 1 US LLC, Term Loan	—	6/22/28	3,037,196	3,047,568	(m)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.206%	10/8/28	8,186,110	8,129,831	(c)(k)(l)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.356%	10/16/26	18,717,821	18,591,288	(c)(k)(l)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.206%	2/1/28	18,930,333	19,001,322	(c)(k)(l)
Total Software				48,770,009
Total Information Technology				67,559,750
Total Senior Loans (Cost — $638,537,262)				642,746,068
U.S. Treasury Inflation Protected Securities — 1.1%
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	3,053,368	2,771,261	(i)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	260,347,733	246,472,526	(h)(i)
Total U.S. Treasury Inflation Protected Securities (Cost — $261,299,524)				249,243,787

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Put @ $94.500	3/15/24	9,080	22,700,000	113,500

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	99

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
3-Month SOFR Futures, Put @ $94.750		4/12/24	8,815	22,037,500	$440,750
3-Month SOFR Futures, Put @ $96.000		12/13/24	5,281	13,202,500	5,148,975
U.S. Treasury 5-Year Notes Futures, Call @ $109.000		1/26/24	2,737	2,737,000	1,496,797
Total Exchange-Traded Purchased Options (Cost — $10,492,371)					7,200,022

Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/ Canadian Dollar, Call @ 1.372CAD	BNP Paribas SA	3/21/24	155,630,000	155,630,000	230,959
U.S. Dollar/Euro, Call @ $1.055	JPMorgan Chase & Co.	2/2/24	126,122,891	126,122,891	30,026
U.S. Dollar/Euro, Call @ $1.060	JPMorgan Chase & Co.	2/6/24	86,636,800	86,636,800	39,022
U.S. Dollar/Euro, Call @ $1.062	BNP Paribas SA	2/22/24	160,180,000	160,180,000	153,224
U.S. Dollar/Swiss Franc, Call @ 0.853CHF	Goldman Sachs Group Inc.	3/15/24	118,830,701	118,830,701	736,968
Total OTC Purchased Options (Cost — $3,562,650)					1,190,199
Total Purchased Options (Cost — $14,055,021)					8,390,221
Total Investments before Short-Term Investments (Cost — $23,534,227,481)					22,142,274,201

		Rate		Shares
Short-Term Investments — 0.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $178,098,146)		5.295%		178,098,146	178,098,146	(n)(o)
Total Investments — 99.9% (Cost — $23,712,325,627)					22,320,372,347
Other Assets in Excess of Liabilities — 0.1%					13,560,090
Total Net Assets — 100.0%					$22,333,932,437

See Notes to Financial Statements.

100	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(e)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2023, the Fund held TBA securities with a total cost of $370,106,375.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(h)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(j)	All or a portion of this security is held at the broker as collateral for OTC derivatives.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan has not settled as of December 31, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2023, the total market value of investments in Affiliated Companies was $178,098,146 and the cost was $178,098,146 (Note 8).

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	101

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

BRL	— Brazilian Real

CAD	— Canadian Dollar

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CHF	— Swiss Franc

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

GTD	— Guaranteed

IBOR	— Interbank Offered Rate

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

INR	— Indian Rupee

IO	— Interest Only

JMD	— Jamaican Dollar

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

UYU	— Uruguayan Peso

At December 31, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	5,281	13,202,500	$(3,267,619)
3-Month SOFR Futures, Put	12/13/24	95.500	5,281	13,202,500	(2,640,500)
U.S. Treasury 5-Year Notes Futures, Call	1/26/24	110.250	2,737	2,737,000	(534,572)
U.S. Treasury 10-Year Notes Futures, Call	1/26/24	114.000	1,799	1,799,000	(871,391)
U.S. Treasury 10-Year Notes Futures, Call	1/26/24	114.500	1,798	1,798,000	(646,156)
U.S. Treasury Long-Term Bonds Futures, Call	1/26/24	126.000	412	412,000	(547,187)
Total Exchange-Traded Written Options (Premiums received — $8,781,603)					(8,507,425)

See Notes to Financial Statements.

102	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Dollar/Mexican Peso, Put	JPMorgan Chase & Co.	2/14/24	17.023	MXN	123,800,249	123,800,249	$(1,748,225)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	2/22/24	16.799	MXN	97,586,859	97,586,859	(858,056)
Total OTC Written Options (Premiums received — $ 1,718,586)							(2,606,281)
Total Written Options (Premiums received — $ 10,500,189)							$(11,113,706)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

At December 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	10,378	3/25	$2,485,922,230	$2,497,725,150	$11,802,920
3-Month SOFR	1,028	6/25	245,881,946	248,210,600	2,328,654
3-Month SOFR	19,199	3/26	4,614,530,789	4,652,637,663	38,106,874
British Pound	2,564	3/24	200,847,735	204,334,775	3,487,040
Euro	2,312	3/24	312,963,880	320,067,500	7,103,620
Euro-Bobl	995	3/24	129,265,032	131,020,760	1,755,728
Euro-OAT	1,628	3/24	229,436,615	236,353,796	6,917,181
Japanese Yen	6,248	3/24	541,998,490	560,445,600	18,447,110
Mexican Peso	3,328	3/24	94,757,360	96,911,360	2,154,000
U.S. Treasury 5-Year Notes	74,630	3/24	7,949,715,269	8,117,761,827	168,046,558
U.S. Treasury Long- Term Bonds	28,810	3/24	3,330,415,791	3,599,449,375	269,033,584
U.S. Treasury Ultra Long-Term Bonds	12,642	3/24	1,536,084,595	1,688,892,188	152,807,593
United Kingdom Long Gilt Bonds	2,515	3/24	310,608,268	329,069,699	18,461,431
					700,452,293
Contracts to Sell:
3-Month SOFR	22,417	3/24	5,340,310,533	5,304,002,306	36,308,227
3-Month SOFR	5,213	6/24	1,232,948,522	1,238,282,987	(5,334,465)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	103

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
Canadian Dollar	418	3/24	$30,805,555	$31,611,250	$(805,695)
Euro-Bund	1,527	3/24	224,790,513	231,316,097	(6,525,584)
Euro-Buxl	774	3/24	111,763,535	121,093,688	(9,330,153)
Japanese 10-Year Bonds	753	3/24	776,175,231	783,493,830	(7,318,599)
U.S. Treasury 2-Year Notes	10,421	3/24	2,123,437,954	2,145,830,440	(22,392,486)
U.S. Treasury 10-Year Notes	52,501	3/24	5,745,685,713	5,926,870,966	(181,185,253)
U.S. Treasury Ultra 10-Year Notes	5,216	3/24	587,603,385	615,569,526	(27,966,141)
					(224,550,149)
Net unrealized appreciation on open futures contracts					$475,902,144

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)

Buxl	— Ultra Long German Bond

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

SOFR	— Secured Overnight Financing Rate

At December 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	266,462,315	USD	195,605,998	Bank of America N.A.	1/19/24	$5,550,898
AUD	330,000	USD	212,680	BNP Paribas SA	1/19/24	12,359
AUD	721,415,037	USD	459,084,852	BNP Paribas SA	1/19/24	32,874,189
IDR	60,897,784,025	USD	3,834,632	BNP Paribas SA	1/19/24	119,717
USD	187,482,367	EUR	176,836,589	BNP Paribas SA	1/19/24	(7,905,421)
USD	435,871,363	GBP	356,620,937	BNP Paribas SA	1/19/24	(18,750,223)
IDR	104,147,613,146	USD	6,618,430	Citibank N.A.	1/19/24	144,311
IDR	266,825,020,000	USD	16,812,111	Citibank N.A.	1/19/24	513,954
IDR	375,292,206,825	USD	24,338,016	Citibank N.A.	1/19/24	31,278
USD	2,379,653	JPY	337,085,000	Citibank N.A.	1/19/24	(18,912)
USD	3,351,222	JPY	490,650,000	Citibank N.A.	1/19/24	(140,052)
MXN	609,000,000	USD	34,873,917	Goldman Sachs Group Inc.	1/19/24	860,347

See Notes to Financial Statements.

104	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,929,447	ZAR	358,960,000	Goldman Sachs Group Inc.	1/19/24	$(657,665)
USD	19,490,048	ZAR	369,660,000	Goldman Sachs Group Inc.	1/19/24	(680,924)
ZAR	728,620,000	USD	37,899,610	Goldman Sachs Group Inc.	1/19/24	1,858,474
IDR	211,876,360,000	USD	13,336,377	JPMorgan Chase & Co.	1/19/24	421,642
IDR	585,797,940,000	USD	36,884,394	JPMorgan Chase & Co.	1/19/24	1,153,919
MXN	268,500,000	USD	15,349,786	JPMorgan Chase & Co.	1/19/24	404,975
MXN	439,240,394	USD	24,166,194	JPMorgan Chase & Co.	1/19/24	1,607,093
USD	24,592,918	CNH	178,510,157	JPMorgan Chase & Co.	1/19/24	(495,891)
USD	243,221,542	CNY	1,756,302,755	JPMorgan Chase & Co.	1/19/24	(4,960,344)
USD	104,861,263	IDR	1,644,014,882,015	JPMorgan Chase & Co.	1/19/24	(1,891,506)
USD	2,928,018	JPY	434,100,000	JPMorgan Chase & Co.	1/19/24	(160,869)
USD	14,773,609	MXN	273,124,000	JPMorgan Chase & Co.	1/19/24	(1,252,475)
USD	20,128,675	MXN	360,041,600	JPMorgan Chase & Co.	1/19/24	(997,469)
USD	155,900,461	MXN	2,861,116,444	JPMorgan Chase & Co.	1/19/24	(11,981,131)
INR	4,359,319,201	USD	52,190,540	Morgan Stanley & Co. Inc.	1/19/24	160,030
JPY	442,651,606	USD	3,004,570	Morgan Stanley & Co. Inc.	1/19/24	145,166
JPY	1,093,235,000	USD	7,566,698	Morgan Stanley & Co. Inc.	1/19/24	212,336
JPY	1,399,218,000	USD	9,381,274	Morgan Stanley & Co. Inc.	1/19/24	575,015
MXN	567,455,826	USD	32,600,226	Morgan Stanley & Co. Inc.	1/19/24	696,353
NOK	1,527,330,192	EUR	131,890,997	Morgan Stanley & Co. Inc.	1/19/24	4,684,654
USD	2,258,350	JPY	325,000,000	Morgan Stanley & Co. Inc.	1/19/24	(54,224)
USD	2,316,578	JPY	331,260,000	Morgan Stanley & Co. Inc.	1/19/24	(40,539)
USD	2,839,484	JPY	414,350,000	Morgan Stanley & Co. Inc.	1/19/24	(108,869)
USD	2,935,802	JPY	433,642,000	Morgan Stanley & Co. Inc.	1/19/24	(149,825)
USD	3,007,147	JPY	450,931,000	Morgan Stanley & Co. Inc.	1/19/24	(201,502)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	105

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,481,659	JPY	775,720,000	Morgan Stanley & Co. Inc.	1/19/24	$(38,062)
USD	5,922,965	JPY	835,686,000	Morgan Stanley & Co. Inc.	1/19/24	(23,450)
Net unrealized appreciation on open forward foreign currency contracts						$1,517,357

Abbreviation(s) used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

USD	— United States Dollar

ZAR	— South African Rand

At December 31, 2023, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	1,965,390,000	BRL	1/2/29	BRL-CDI**	10.230%**	$1,548,834	—	$1,548,834

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5,785,420,000	1/31/24	5.410%**	Daily U.S. Federal Funds Intraday Effective Rate**	$(313,877)	—	$(313,877)

See Notes to Financial Statements.

106	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
32,764,000	5/31/28	Daily SOFR Compound annually	3.950% annually	$589,473	$90,019	$499,454
3,851,130,000MXN	7/18/29	28-Day MXN TIIE -Banxico every 28 days	7.450% every 28 days	(10,568,534)	902,795	(11,471,329)
3,847,470,000MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(10,664,367)	1,099,640	(11,764,007)
42,550,000	2/15/47	1.520% annually	Daily SOFR Compound annually	12,935,498	206,535	12,728,963
263,796,000	2/15/48	2.600% annually	Daily SOFR Compound annually	35,333,125	29,179,472	6,153,653
390,527,000	2/15/48	3.050% annually	Daily SOFR Compound annually	23,705,744	14,692,604	9,013,140
508,100,000	5/15/48	3.150% annually	Daily SOFR Compound annually	22,418,626	(68,242,102)	90,660,728
10,131,990,000JPY	10/27/53	1.750% annually	Daily TONA Compound annually	(5,579,902)	—	(5,579,902)
Total				$67,855,786	$(22,071,037)	$89,926,823

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at December 31, 2023[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Apache Corp., 4.375%, due 10/15/28	$15,760,000	12/20/28	1.383%	1.000% quarterly	$(265,754)	$(319,170)	$53,416

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	107

Schedule of investments (cont’d)

December 31, 2023

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1] (cont’d)
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at December 31, 2023[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Apache Corp., 4.875%, due 11/15/27	$38,801,000	6/20/26	0.720%	1.000% quarterly	$254,494	$(892,991)	$1,147,485
Apache Corp., 4.875%, due 11/15/27	75,119,000	12/20/26	0.850%	1.000% quarterly	314,112	(1,341,737)	1,655,849
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, due 10/1/26	25,010,000	6/20/26	1.342%	1.000% quarterly	(198,516)	(1,217,394)	1,018,878
Total	$154,690,000				$104,336	$(3,771,292)	$3,875,628

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.41 Index	$3,630,420,200	12/20/28	1.000% quarterly	$70,419,882	$44,962,118	$25,457,764

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.41 Index	$223,789,599	12/20/28	5.000% quarterly	$(13,054,286)	$(1,568,894)	$(11,485,392)

See Notes to Financial Statements.

108	Western Asset Core Plus Bond Fund 2023 Annual Report

Western Asset Core Plus Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Reference rate(s) and their value(s) as of period end used in this table:

Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	11.503%
BRL-CDI	11.650%
Daily SOFR Compound	5.390%
Daily TONA Compound	-0.016%
Daily U.S. Federal Funds	5.330%

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazilian Cetip InterBank Deposit Rate

JPY	— Japanese Yen

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

TONA	— Tokyo Overnight Average Rate

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	109

Statement of assets and liabilities

December 31, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $23,534,227,481)	$22,142,274,201
Investments in affiliated securities, at value (Cost — $178,098,146)	178,098,146
Foreign currency, at value (Cost — $104,887,706)	106,795,855
Cash	28,888,163
Receivable for securities sold	1,418,694,783
Deposits with brokers for centrally cleared swap contracts	274,552,254
Interest receivable	169,543,323
Unrealized appreciation on forward foreign currency contracts	52,026,710
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $48,713,702)	50,723,635
Receivable for Fund shares sold	22,690,823
Deposits with brokers for TBA securities	1,570,000
OTC swaps, at value (premiums paid — $0)	1,548,834
Dividends receivable from affiliated investments	524,365
Principal paydown receivable	521,122
Deposits with brokers for open futures contracts and exchange-traded options	310,477
Prepaid expenses	107,486
Total Assets	24,448,870,177

Liabilities:
Payable for securities purchased	1,702,962,632
Payable to brokers — net variation margin on centrally cleared swap contracts	265,684,368
Payable for Fund shares repurchased	57,971,045
Unrealized depreciation on forward foreign currency contracts	50,509,353
Written options, at value (premiums received — $10,500,189)	11,113,706
Distributions payable	11,054,258
Investment management fee payable	7,268,090
Payable to brokers — net variation margin on open futures contracts	1,917,094
Deposits from brokers for OTC derivatives	590,000
Service and/or distribution fees payable	510,995
Directors’ fees payable	159,332
Accrued expenses	5,196,867
Total Liabilities	2,114,937,740
Total Net Assets	$22,333,932,437

Net Assets:
Par value (Note 7)	$2,332,343
Paid-in capital in excess of par value	30,228,985,844
Total distributable earnings (loss)	(7,897,385,750)
Total Net Assets	$22,333,932,437

See Notes to Financial Statements.

110	Western Asset Core Plus Bond Fund 2023 Annual Report

Net Assets:
Class A	$1,362,112,505
Class C	$105,434,750
Class C1	$80,474
Class FI	$83,021,668
Class R	$282,942,132
Class I	$12,879,812,091
Class IS	$7,620,528,817

Shares Outstanding:
Class A	142,363,957
Class C	11,003,840
Class C1	8,385
Class FI	8,668,066
Class R	29,587,890
Class I	1,344,758,739
Class IS	795,952,279

Net Asset Value:
Class A (and redemption price)	$9.57
Class C*	$9.58
Class C1*	$9.60
Class FI (and redemption price)	$9.58
Class R (and redemption price)	$9.56
Class I (and redemption price)	$9.58
Class IS (and redemption price)	$9.57
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.94

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	111

Statement of operations

For the Year Ended December 31, 2023

Investment Income:
Interest	$1,175,215,100
Dividends from affiliated investments	19,505,122
Less: Foreign taxes withheld	(2,894,820)
Total Investment Income	1,191,825,402

Expenses:
Investment management fee (Note 2)	98,367,274
Transfer agent fees (Notes 2 and 5)	18,579,164
Service and/or distribution fees (Notes 2 and 5)	6,321,916
Legal fees	674,817
Registration fees	587,828
Directors’ fees	563,214
Fund accounting fees	446,056
Commitment fees (Note 9)	210,522
Insurance	186,589
Shareholder reports	108,044
Audit and tax fees	89,727
Custody fees	73,758
Interest expense	25,992
Fees recaptured by investment manager (Note 2)	519
Miscellaneous expenses	218,136
Total Expenses	126,453,556
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(10,383,845)
Net Expenses	116,069,711
Net Investment Income	1,075,755,691

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(2,098,861,027)	†
Futures contracts	(911,866,030)
Written options	361,173,610
Swap contracts	436,472,106
Forward foreign currency contracts	4,617,922
Foreign currency transactions	14,433,499
Net Realized Loss	(2,194,029,920)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,505,553,651	‡
Futures contracts	509,720,814
Written options	5,358,424
Swap contracts	(430,925,571)
Forward foreign currency contracts	2,964,508
Foreign currencies	962,403
Change in Net Unrealized Appreciation (Depreciation)	2,593,634,229
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	399,604,309
Increase in Net Assets From Operations	$1,475,360,000

†	Net of foreign capital gains tax of $461,788.

‡	Net of change in accrued foreign capital gains tax of $(323,004).

See Notes to Financial Statements.

112	Western Asset Core Plus Bond Fund 2023 Annual Report

Statements of changes in net assets

For the Years Ended December 31,	2023	2022

Operations:
Net investment income	$1,075,755,691	$1,013,366,916
Net realized loss	(2,194,029,920)	(4,617,728,238)
Change in net unrealized appreciation (depreciation)	2,593,634,229	(3,956,902,917)
Increase (Decrease) in Net Assets From Operations	1,475,360,000	(7,561,264,239)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(921,347,533)	(1,029,135,902)
Return of capital	(131,669,304)	(2,875,361)
Decrease in Net Assets From Distributions to Shareholders	(1,053,016,837)	(1,032,011,263)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,082,340,710	11,918,308,059
Reinvestment of distributions	917,645,507	892,876,555
Cost of shares repurchased	(11,615,022,897)	(19,363,917,266)
Decrease in Net Assets From Fund Share Transactions	(4,615,036,680)	(6,552,732,652)
Decrease in Net Assets	(4,192,693,517)	(15,146,008,154)

Net Assets:
Beginning of year	26,526,625,954	41,672,634,108
End of year	$22,333,932,437	$26,526,625,954

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	113

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class A Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$9.36	$11.91	$12.55	$11.96	$11.19

Income (loss) from operations:
Net investment income	0.38	0.28	0.21	0.26	0.35
Net realized and unrealized gain (loss)	0.20	(2.54)	(0.49)	0.80	0.98
Total income (loss) from operations	0.58	(2.26)	(0.28)	1.06	1.33

Less distributions from:
Net investment income	(0.32)	(0.29)	(0.28)	(0.29)	(0.40)
Net realized gains	—	—	(0.08)	(0.18)	(0.16)
Return of capital	(0.05)	(0.00) [2]	—	—	—
Total distributions	(0.37)	(0.29)	(0.36)	(0.47)	(0.56)

Net asset value, end of year	$9.57	$9.36	$11.91	$12.55	$11.96
Total return[3]	6.39%	(19.10)%	(2.26)%	9.00%	11.88%

Net assets, end of year (millions)	$1,362	$1,362	$1,458	$1,463	$1,306

Ratios to average net assets:
Gross expenses	0.83%	0.85%	0.82%[4]	0.83%	0.83%[4]
Net expenses[5,6]	0.82	0.82	0.82 [4]	0.82	0.82 [4]
Net investment income	4.06	2.79	1.75	2.13	2.99

Portfolio turnover rate[7]	55%	55%	56%	95%	122%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.005 or greater than $(0.005) per share.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 90%, 62%, 79%, 137%, and 189% for the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

See Notes to Financial Statements.

114	Western Asset Core Plus Bond Fund 2023 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$9.37	$11.93	$12.57	$11.97	$11.21

Income (loss) from operations:
Net investment income	0.31	0.21	0.13	0.17	0.27
Net realized and unrealized gain (loss)	0.21	(2.55)	(0.50)	0.82	0.96
Total income (loss) from operations	0.52	(2.34)	(0.37)	0.99	1.23

Less distributions from:
Net investment income	(0.27)	(0.22)	(0.19)	(0.21)	(0.31)
Net realized gains	—	—	(0.08)	(0.18)	(0.16)
Return of capital	(0.04)	(0.00) [2]	—	—	—
Total distributions	(0.31)	(0.22)	(0.27)	(0.39)	(0.47)

Net asset value, end of year	$9.58	$9.37	$11.93	$12.57	$11.97
Total return[3]	5.67%	(19.71)%	(2.94)%	8.32%	11.10%

Net assets, end of year (millions)	$105	$146	$273	$326	$259

Ratios to average net assets:
Gross expenses	1.51%	1.51%	1.52%	1.51%	1.52%
Net expenses[4,5]	1.51	1.51	1.51	1.51	1.52
Net investment income	3.35	2.02	1.05	1.43	2.29

Portfolio turnover rate[6]	55%	55%	56%	95%	122%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.005 or greater than $(0.005) per share.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 90%, 62%, 79%, 137%, and 189% for the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	115

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C1 Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$9.38	$11.95	$12.55	$11.96	$11.20

Income (loss) from operations:
Net investment income	0.33	0.22	0.15	0.21	0.32
Net realized and unrealized gain (loss)	0.22	(2.55)	(0.44)	0.80	0.96
Total income (loss) from operations	0.55	(2.33)	(0.29)	1.01	1.28

Less distributions from:
Net investment income	(0.29)	(0.24)	(0.23)	(0.24)	(0.36)
Net realized gains	—	—	(0.08)	(0.18)	(0.16)
Return of capital	(0.04)	(0.00) [2]	—	—	—
Total distributions	(0.33)	(0.24)	(0.31)	(0.42)	(0.52)

Net asset value, end of year	$9.60	$9.38	$11.95	$12.55	$11.96
Total return[3]	5.88%	(19.54)%	(2.42)%[4]	8.59%	11.50%

Net assets, end of year (000s)	$80	$135	$237	$1,394	$2,399

Ratios to average net assets:
Gross expenses	1.31%	1.34%	1.24%	1.27%	1.20%
Net expenses[5,6]	1.31	1.34	1.24	1.27	1.20
Net investment income	3.52	2.18	1.25	1.74	2.76

Portfolio turnover rate[7]	55%	55%	56%	95%	122%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.005 or greater than $(0.005) per share.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (2.67)% for the year ended December 31, 2021.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 90%, 62%, 79%, 137%, and 189% for the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

See Notes to Financial Statements.

116	Western Asset Core Plus Bond Fund 2023 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class FI Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$9.36	$11.92	$12.56	$11.97	$11.20

Income (loss) from operations:
Net investment income	0.38	0.28	0.21	0.26	0.35
Net realized and unrealized gain (loss)	0.21	(2.55)	(0.49)	0.80	0.98
Total income (loss) from operations	0.59	(2.27)	(0.28)	1.06	1.33

Less distributions from:
Net investment income	(0.32)	(0.29)	(0.28)	(0.29)	(0.40)
Net realized gains	—	—	(0.08)	(0.18)	(0.16)
Return of capital	(0.05)	(0.00) [2]	—	—	—
Total distributions	(0.37)	(0.29)	(0.36)	(0.47)	(0.56)

Net asset value, end of year	$9.58	$9.36	$11.92	$12.56	$11.97
Total return[3]	6.50%	(19.15)%	(2.26)%	8.99%	11.87%

Net assets, end of year (000s)	$83,022	$139,512	$318,386	$431,623	$414,254

Ratios to average net assets:
Gross expenses	0.80%[4]	0.82%	0.82%	0.82%	0.82%
Net expenses[5,6]	0.80 [4]	0.82	0.82	0.82	0.82
Net investment income	4.03	2.68	1.74	2.14	3.00

Portfolio turnover rate[7]	55%	55%	56%	95%	122%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.005 or greater than $(0.005) per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 90%, 62%, 79%, 137%, and 189% for the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	117

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class R Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$9.35	$11.90	$12.54	$11.95	$11.19

Income (loss) from operations:
Net investment income	0.35	0.25	0.18	0.22	0.32
Net realized and unrealized gain (loss)	0.20	(2.54)	(0.50)	0.80	0.96
Total income (loss) from operations	0.55	(2.29)	(0.32)	1.02	1.28

Less distributions from:
Net investment income	(0.30)	(0.26)	(0.24)	(0.25)	(0.36)
Net realized gains	—	—	(0.08)	(0.18)	(0.16)
Return of capital	(0.04)	(0.00) [2]	—	—	—
Total distributions	(0.34)	(0.26)	(0.32)	(0.43)	(0.52)

Net asset value, end of year	$9.56	$9.35	$11.90	$12.54	$11.95
Total return[3]	6.08%	(19.37)%	(2.56)%	8.67%	11.56%

Net assets, end of year (millions)	$283	$285	$375	$350	$298

Ratios to average net assets:
Gross expenses	1.11%[4]	1.13%	1.12%	1.13%	1.12%
Net expenses[5,6]	1.11 [4]	1.12	1.12	1.12	1.12
Net investment income	3.77	2.47	1.46	1.83	2.69

Portfolio turnover rate[7]	55%	55%	56%	95%	122%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.005 or greater than $(0.005) per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 90%, 62%, 79%, 137%, and 189% for the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

See Notes to Financial Statements.

118	Western Asset Core Plus Bond Fund 2023 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class I Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$9.36	$11.92	$12.56	$11.97	$11.20

Income (loss) from operations:
Net investment income	0.41	0.32	0.26	0.31	0.40
Net realized and unrealized gain (loss)	0.22	(2.55)	(0.50)	0.80	0.97
Total income (loss) from operations	0.63	(2.23)	(0.24)	1.11	1.37

Less distributions from:
Net investment income	(0.36)	(0.32)	(0.32)	(0.34)	(0.44)
Net realized gains	—	—	(0.08)	(0.18)	(0.16)
Return of capital	(0.05)	(0.01)	—	—	—
Total distributions	(0.41)	(0.33)	(0.40)	(0.52)	(0.60)

Net asset value, end of year	$9.58	$9.36	$11.92	$12.56	$11.97
Total return[2]	6.78%	(18.78)%	(1.90)%	9.39%	12.29%

Net assets, end of year (millions)	$12,880	$16,128	$26,512	$25,642	$20,112

Ratios to average net assets:
Gross expenses	0.52%	0.53%	0.52%	0.52%	0.52%
Net expenses[3,4]	0.45	0.45	0.45	0.45	0.45
Net investment income	4.41	3.10	2.12	2.49	3.36

Portfolio turnover rate[5]	55%	55%	56%	95%	122%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 90%, 62%, 79%, 137%, and 189% for the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2023 Annual Report	119

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class IS Shares[1]	2023	2022	2021	2020	2019

Net asset value, beginning of year	$9.36	$11.92	$12.56	$11.96	$11.20

Income (loss) from operations:
Net investment income	0.42	0.32	0.26	0.31	0.40
Net realized and unrealized gain (loss)	0.20	(2.55)	(0.49)	0.81	0.96
Total income (loss) from operations	0.62	(2.23)	(0.23)	1.12	1.36

Less distributions from:
Net investment income	(0.36)	(0.32)	(0.33)	(0.34)	(0.44)
Net realized gains	—	—	(0.08)	(0.18)	(0.16)
Return of capital	(0.05)	(0.01)	—	—	—
Total distributions	(0.41)	(0.33)	(0.41)	(0.52)	(0.60)

Net asset value, end of year	$9.57	$9.36	$11.92	$12.56	$11.96
Total return[2]	6.93%	(18.85)%	(1.87)%	9.51%	12.33%

Net assets, end of year (millions)	$7,621	$8,466	$12,736	$10,815	$8,583

Ratios to average net assets:
Gross expenses	0.42%	0.42%	0.42%	0.42%	0.42%
Net expenses[3,4]	0.42	0.42	0.42	0.42	0.42
Net investment income	4.45	3.15	2.16	2.52	3.39

Portfolio turnover rate[5]	55%	55%	56%	95%	122%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 90%, 62%, 79%, 137%, and 189% for the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

See Notes to Financial Statements.

120	Western Asset Core Plus Bond Fund 2023 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

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Notes to financial statements (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

122	Western Asset Core Plus Bond Fund 2023 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$8,034,303,547	—	$8,034,303,547
Mortgage-Backed Securities	—	6,731,510,681	—	6,731,510,681
Collateralized Mortgage Obligations	—	2,834,497,885	—	2,834,497,885
Sovereign Bonds	—	1,536,709,501	—	1,536,709,501
U.S. Government & Agency Obligations	—	1,082,522,657	—	1,082,522,657
Asset-Backed Securities	—	1,022,349,854	—	1,022,349,854
Senior Loans	—	642,746,068	—	642,746,068
U.S. Treasury Inflation Protected Securities	—	249,243,787	—	249,243,787
Purchased Options:
Exchange-Traded Purchased Options	$7,200,022	—	—	7,200,022
OTC Purchased Options	—	1,190,199	—	1,190,199
Total Long-Term Investments	7,200,022	22,135,074,179	—	22,142,274,201
Short-Term Investments†	178,098,146	—	—	178,098,146
Total Investments	$185,298,168	$22,135,074,179	—	$22,320,372,347

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Notes to financial statements (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$736,760,520	—	—	$736,760,520
Forward Foreign Currency Contracts††	—	$52,026,710	—	52,026,710
OTC Interest Rate Swaps	—	1,548,834	—	1,548,834
Centrally Cleared Interest Rate Swaps††	—	119,055,938	—	119,055,938
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	3,875,628	—	3,875,628
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	25,457,764	—	25,457,764
Total Other Financial Instruments	$736,760,520	$201,964,874	—	$938,725,394
Total	$922,058,688	$22,337,039,053	—	$23,259,097,741

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$8,507,425	—	—	$8,507,425
OTC Written Options	—	$2,606,281	—	2,606,281
Futures Contracts††	260,858,376	—	—	260,858,376
Forward Foreign Currency Contracts††	—	50,509,353	—	50,509,353
Centrally Cleared Interest Rate Swaps††	—	29,129,115	—	29,129,115
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	11,485,392	—	11,485,392
Total	$269,365,801	$93,730,141	—	$363,095,942

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to

124	Western Asset Core Plus Bond Fund 2023 Annual Report

enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. The Fund may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than

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Notes to financial statements (cont’d)

(in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency

126	Western Asset Core Plus Bond Fund 2023 Annual Report

contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2023, the total notional value of all credit default swaps to sell protection was $3,785,110,200. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

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Notes to financial statements (cont’d)

For average notional amounts of swaps held during the year ended December 31, 2023, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to

128	Western Asset Core Plus Bond Fund 2023 Annual Report

the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance

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Notes to financial statements (cont’d)

by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

(i) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(j) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At December 31, 2023, the Fund held non-cash collateral for TBA securities from JPMorgan Chase & Co., Morgan Stanley & Co. Inc. and Goldman Sachs Group Inc. in the amounts of $8,961,925, $5,618,902 and $16,098,819, respectively.

(k) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or

130	Western Asset Core Plus Bond Fund 2023 Annual Report

loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(l) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(m) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Western Asset Core Plus Bond Fund 2023 Annual Report	131

Notes to financial statements (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its

132	Western Asset Core Plus Bond Fund 2023 Annual Report

assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of December 31, 2023, the Fund held OTC written options and forward foreign currency contracts with credit related contingent features which had a liability position of $53,115,634. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As

Western Asset Core Plus Bond Fund 2023 Annual Report	133

Notes to financial statements (cont’d)

of December 31, 2023, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $6,186,847 which could be used to reduce the required payment.

At December 31, 2023, the Fund held cash collateral from Citibank N.A. in the amount of $590,000 and non-cash collateral from BNP Paribas SA in the amount of $494,168. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(r) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly.

Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(t) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

134	Western Asset Core Plus Bond Fund 2023 Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$33,582,049	$(33,582,049)

(a)	Reclassifications are due to an adjustment in the Fund’s prior year return of capital distribution.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC (“LMPFA”) prior to November 30, 2023) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

FTFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, FTFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.

FTFA has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses did not exceed 0.82%, 1.65%, 1.51%, 0.85%, 1.15%, 0.45% and 0.45% for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These

Western Asset Core Plus Bond Fund 2023 Annual Report	135

Notes to financial statements (cont’d)

arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, FTFA has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the year ended December 31, 2023, fees waived and/or expenses reimbursed amounted to $10,383,845, which included an affiliated money market waiver of $399,407.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at December 31, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class I
Expires December 31, 2024	$453,791	$15,444,030
Expires December 31, 2025	175,328	9,809,110
Total fee waivers/expense reimbursements subject to recapture	$629,119	$25,253,140

For the year ended December 31, 2023, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

	Class FI	Class R
FTFA recaptured	$305	$214

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2023, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $409,214 was earned by Investor Services.

136	Western Asset Core Plus Bond Fund 2023 Annual Report

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended December 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$56,624	—
CDSCs	3,079	$274

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the year ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,011,792,769	$20,813,715,655
Sales	6,175,718,804	22,358,783,367

At December 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$23,728,437,457	$305,876,219	$(1,713,941,329)	$(1,408,065,110)
Written options	(10,500,189)	858,031	(1,471,548)	(613,517)
Futures contracts	—	736,760,520	(260,858,376)	475,902,144
Forward foreign currency contracts	—	52,026,710	(50,509,353)	1,517,357
Swap contracts	17,550,895	149,938,164	(40,614,507)	109,323,657

Western Asset Core Plus Bond Fund 2023 Annual Report	137

Notes to financial statements (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$7,200,022	$1,190,199	—	$8,390,221
Futures contracts[3]	705,568,750	31,191,770	—	736,760,520
Forward foreign currency contracts	—	52,026,710	—	52,026,710
OTC swap contracts[4]	1,548,834	—	—	1,548,834
Centrally cleared swap contracts[5]	119,055,938	—	$29,333,392	148,389,330
Total	$833,373,544	$84,408,679	$29,333,392	$947,115,615

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$8,507,425	$2,606,281	—	$11,113,706
Futures contracts[3]	260,052,681	805,695	—	260,858,376
Forward foreign currency contracts	—	50,509,353	—	50,509,353
Centrally cleared swap contracts[5]	29,129,115	—	$11,485,392	40,614,507
Total	$297,689,221	$53,921,329	$11,485,392	$363,095,942

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

138	Western Asset Core Plus Bond Fund 2023 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(208,256,673)	$(10,878,749)	—	$(219,135,422)
Futures contracts	(797,257,887)	(114,608,143)	—	(911,866,030)
Written options	352,142,490	9,031,120	—	361,173,610
Swap contracts	294,460,171	—	$142,011,935	436,472,106
Forward foreign currency contracts	—	4,617,922	—	4,617,922
Total	$(358,911,899)	$(111,837,850)	$142,011,935	$(328,737,814)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$2,474,505	$(2,406,554)	—	$67,951
Futures contracts	496,841,702	12,879,112	—	509,720,814
Written options	6,246,119	(887,695)	—	5,358,424
Swap contracts	(418,886,634)	—	$(12,038,937)	(430,925,571)
Forward foreign currency contracts	—	2,964,508	—	2,964,508
Total	$86,675,692	$12,549,371	$(12,038,937)	$87,186,126

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the year ended December 31, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$28,835,635
Written options	38,427,508
Futures contracts (to buy)	23,836,595,058
Futures contracts (to sell)	22,879,011,481
Forward foreign currency contracts (to buy)	1,560,151,136
Forward foreign currency contracts (to sell)	1,627,912,195

Western Asset Core Plus Bond Fund 2023 Annual Report	139

Notes to financial statements (cont’d)

Average Notional Balance
Interest rate swap contracts	$7,723,152,074
Credit default swap contracts (buy protection)	242,691,238
Credit default swap contracts (sell protection)	5,325,914,546
Total return swap contracts	90,252,308

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2023.

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$5,550,898	—	$5,550,898	—	$5,550,898
BNP Paribas SA	33,390,448	$(26,655,644)	6,734,804	$(494,168)	6,240,636
Citibank N.A.	689,543	(158,964)	530,579	(590,000)	(59,421)
Goldman Sachs Group Inc.	3,455,789	(1,338,589)	2,117,200	—	2,117,200
JPMorgan Chase & Co.	5,205,511	(23,487,910)	(18,282,399)	5,307,956	(12,974,443)
Morgan Stanley & Co. Inc.	6,473,554	(1,474,527)	4,999,027	878,891	5,877,918
Total	$54,765,743	$(53,115,634)	$1,650,109	$5,102,679	$6,752,788

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

140	Western Asset Core Plus Bond Fund 2023 Annual Report

For the year ended December 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$3,400,533	$2,289,340
Class C	1,226,407	113,666
Class C1	678	188
Class FI	273,178	152,629
Class R	1,421,120	564,296
Class I	—	15,021,926
Class IS	—	437,119
Total	$6,321,916	$18,579,164

For the year ended December 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$196,622
Class C	2,099
Class C1	1
Class FI	1,937
Class R	4,442
Class I	10,050,877
Class IS	127,867
Total	$10,383,845

6. Distributions to shareholders by class

	Year Ended December 31, 2023	Year Ended December 31, 2022
Net Investment Income:
Class A	$47,251,718	$42,209,062
Class C	3,496,301	4,109,398
Class C1	2,903	3,969
Class FI	3,741,582	5,986,780
Class R	9,135,960	7,929,632
Class I	553,424,873	642,339,175
Class IS	304,294,196	326,557,886
Total	$921,347,533	$1,029,135,902

Western Asset Core Plus Bond Fund 2023 Annual Report	141

Notes to financial statements (cont’d)

	Year Ended December 31, 2023	Year Ended December 31, 2022

Return of Capital:
Class A	$6,752,719	$117,930
Class C	499,655	11,481
Class C1	415	11
Class FI	534,708	16,727
Class R	1,305,616	22,155
Class I	79,089,665	1,794,668
Class IS	43,486,526	912,389
Total	$131,669,304	$2,875,361

7. Capital shares

At December 31, 2023, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	55,154,299	$516,514,565	78,777,698	$837,981,083
Shares issued on reinvestment	4,831,037	45,024,921	3,364,730	33,334,397
Shares repurchased	(63,203,450)	(588,307,566)	(58,947,019)	(593,399,829)
Net increase (decrease)	(3,218,114)	$(26,768,080)	23,195,409	$277,915,651

Class C
Shares sold	1,853,388	$17,287,341	1,991,860	$20,104,826
Shares issued on reinvestment	356,550	3,332,774	338,795	3,373,594
Shares repurchased	(6,751,623)	(63,470,846)	(9,698,839)	(97,899,302)
Net decrease	(4,541,685)	$(42,850,731)	(7,368,184)	$(74,420,882)

Class C1
Shares sold	8	$71	5	$54
Shares issued on reinvestment	350	3,287	396	3,958
Shares repurchased	(6,389)	(61,557)	(5,859)	(57,136)
Net decrease	(6,031)	$(58,199)	(5,458)	$(53,124)

Class FI
Shares sold	1,135,506	$10,664,272	3,830,132	$39,148,651
Shares issued on reinvestment	445,720	4,172,368	590,779	5,924,376
Shares repurchased	(7,814,074)	(73,131,681)	(16,227,274)	(162,363,403)
Net decrease	(6,232,848)	$(58,295,041)	(11,806,363)	$(117,290,376)

142	Western Asset Core Plus Bond Fund 2023 Annual Report

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class R
Shares sold	2,636,364	$24,545,202	2,316,573	$23,710,048
Shares issued on reinvestment	1,117,768	10,424,151	800,752	7,935,772
Shares repurchased	(4,679,090)	(43,128,966)	(4,112,698)	(41,439,464)
Net decrease	(924,958)	$(8,159,613)	(995,373)	$(9,793,644)

Class I
Shares sold	382,606,170	$3,586,485,922	750,645,166	$7,714,797,613
Shares issued on reinvestment	62,043,764	579,903,745	58,104,057	581,200,017
Shares repurchased	(822,083,983)	(7,642,364,039)	(1,310,277,702)	(13,312,599,179)
Net decrease	(377,434,049)	$(3,475,974,372)	(501,528,479)	$(5,016,601,549)

Class IS
Shares sold	206,522,009	$1,926,843,337	320,961,200	$3,282,565,784
Shares issued on reinvestment	29,447,432	274,784,261	26,178,500	261,104,441
Shares repurchased	(344,347,316)	(3,204,558,242)	(511,372,945)	(5,156,158,953)
Net decrease	(108,377,875)	$(1,002,930,644)	(164,233,245)	$(1,612,488,728)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2023. The following transactions were effected in such company for the year ended December 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,267,760,731	$6,684,056,775	6,684,056,775	$7,773,719,360	7,773,719,360

Western Asset Core Plus Bond Fund 2023 Annual Report	143

Notes to financial statements (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$19,505,122	—	$178,098,146

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2023.

10. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2023	2022
Distributions paid from:
Ordinary income	$921,347,533	$1,029,135,902
Tax return of capital	131,669,304	2,875,361
Total distributions paid	$1,053,016,837	$1,032,011,263

As of December 31, 2023, the components of distributable earnings (loss) on a tax basis were as follows:

Deferred capital losses*	$(6,533,145,322)
Other book/tax temporary differences(a)	(549,685,160)
Unrealized appreciation (depreciation)(b)	(814,555,268)
Total distributable earnings (loss) — net	$(7,897,385,750)

144	Western Asset Core Plus Bond Fund 2023 Annual Report

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)

Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures, options and foreign currency contracts, the difference between cash and accrual basis distributions paid, book/tax differences in the treatment of certain passive activity losses from partnership investments and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities, the difference between the book and tax cost basis in partnership investments and other book/tax basis adjustments.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Subsequent event

Subsequent to the year ended December 31, 2023, shareholder redemptions from Class C1 shares exceeded 50% of Class C1 net assets as of December 31, 2023.

Western Asset Core Plus Bond Fund 2023 Annual Report	145

Report of independent registered public accounting firm

To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Core Plus Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Core Plus Bond Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

February 23, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

146	Western Asset Core Plus Bond Fund 2023 Annual Report

Additional information (unaudited)

Information about Directors and Officers

The business and affairs of Western Asset Core Plus Bond Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Directors. The business address of each Director is c/o Jane Trust, Franklin Templeton, 280 Park Avenue, 8th Floor, New York, New York 10017.

Information pertaining to the Directors and officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling the Fund at 877-6LM-FUND/656-3863.

Independent Directors†

Robert Abeles, Jr.
Year of birth	1945
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member of Excellent Education Development (since 2012); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; and formerly, Board Member of Great Public Schools Now (2018 to 2022)
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	None

Jane F. Dasher

Year of birth	1949

Position(s) with Fund	Director

Term of office[1] and length of time served[2]	Since 1999

Principal occupation(s) during the past five years	Director (since 2022) and formerly, Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)

Number of funds in fund complex overseen by Director[3]	50

Other Directorships held by Director during the past five years	Formerly, Director, Visual Kinematics, Inc. (2018 to 2022)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); Vice President (since 2017), Member of the Executive Board (since 2013) and Member of the International Olympic Committee (since 1986); and President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles)
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	None

Western Asset Core Plus Bond Fund	147

Additional information (unaudited) (cont’d)

Information about Directors and Officers

Independent Directors† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Director[3]	50

Other Directorships held by Director during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Chairman of the Independent Directors Council (2012 to 2014); ICI Executive Committee (2011 to 2014); and Investment Company Institute (ICI) Board of Governors (2006 to 2014)

Michael Larson
Year of birth	1959
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Director[3]	50

Other Directorships held by Director during the past five years	Ecolab Inc. (since 2012); Fomento Economico Mexicano, SAB (since 2011); and Republic Services, Inc. (since 2009)

Avedick B. Poladian
Year of birth	1951
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during the past five years	Director and Advisor (since 2017) and formerly, Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); and formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	Public Storage (since 2010); Occidental Petroleum Corporation (since 2008); and formerly, California Resources Corporation (2014 to 2021)

William E.B. Siart
Year of birth	1946
Position(s) with Fund	Director and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997

Principal occupation(s) during the past five years	Chairman of Excellent Education Development (since 2000); formerly, Chairman of Great Public Schools Now (2015 to 2020); Trustee of The Getty Trust (2005 to 2017); and Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Director[3]	50

Other Directorships held by Director during the past five years	Trustee, University of Southern California (since 1994); and formerly, Member of Board of United States Golf Association, Executive Committee Member (2017 to 2021)

148	Western Asset Core Plus Bond Fund

Independent Directors† (cont’d)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); and Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); formerly, Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of CoreLogic, Inc. (information, analytics and business services company) (2012 to 2021); and Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018)

Peter J. Taylor
Year of birth	1958
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Retired; formerly, President, ECMC Foundation (nonprofit organization) (2014 to 2023); and Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	Director of 23andMe, Inc. (genetics and health care services company) (since 2021); Director of Pacific Mutual Holding Company[5] (since 2016); Ralph M. Parson Foundation (since 2015); Edison International (since 2011); formerly, Member of the Board of Trustees of California State University system (2015 to 2022); and Kaiser Family Foundation (2012 to 2022)

Interested Director

Ronald L. Olson[6]
Year of birth	1941
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2005

Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (a law partnership) (since 1968)
Number of funds in fund complex overseen by Director[3]	50
Other Directorships held by Director during the past five years	Director of Provivi, Inc. (since 2017); and Director of Berkshire Hathaway, Inc. (since 1997)

Western Asset Core Plus Bond Fund	149

Additional information (unaudited) (cont’d)

Information about Directors and Officers

Interested Director and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Director, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 123 funds associated with FTFA or its affiliates (since 2015); President and Chief Executive Officer of FTFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); and Senior Vice President of FTFA (2015)

Number of funds in fund complex overseen by Director[3]	123
Other Directorships held by Director during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017
Year of birth	1951
Position(s) with Fund	Chief Compliance Officer

Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of FTFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Susan Kerr Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017
Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer

Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

150	Western Asset Core Plus Bond Fund

Additional Officers (cont’d)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962

Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of FTFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017
Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019

Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Western Asset Core Plus Bond Fund	151

Additional information (unaudited) (cont’d)

Information about Directors and Officers

Additional Officers (cont’d)

Jeanne M. Kelly Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of FTFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); and Senior Vice President of LMFAM (2013 to 2015)

FTFA, referenced above, was formerly known as LMPFA prior to November 30, 2023.

†	Directors who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Director and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Director became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the non-Microsoft investments of Mr. Gates and all of the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from FTFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with FTFA and/or certain of its affiliates.

152	Western Asset Core Plus Bond Fund

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$719,069,129
Section 163(j) Interest Earned	§163(j)	$1,082,924,739
Interest Earned from Federal Obligations	Note (1)	$8,762,820

Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Core Plus Bond Fund	153

Western Asset

Core Plus Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC*

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Western Asset Core Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Plus Bond Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

* For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX013139 2/24 SR24-4811

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Mr. Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and have designated Mr. Abeles as the Audit Committee’s financial expert. Mr. Abeles is an “independent” Director pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2022 and December 31, 2023 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $205,236 in December 31, 2022 and in $205,236 in December 31, 2023.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2022 and $0 in December 31, 2023.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2022 and $30,000 in December 31, 2023. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in December 31, 2022 and $0 in December 31, 2023, other than the services reported in paragraphs (a) through (c) for the Item for the Western Asset Funds, Inc.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Western Asset Funds, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Western Asset Funds, Inc., FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Western Asset Funds, Inc. during the reporting period were $350,359 in December 31, 2022 and $342,635 in December 31, 2023.

(h) Yes. Western Asset Funds, Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Western Asset Funds, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

JaynieM. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: February 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: February 28, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: February 28, 2024